As filed with the Securities and Exchange Commission on December 12, 2007

File No. 333-147375

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /

Pre-Effective Amendment No. 2	/ X /

Post-Effective Amendment No.	/ /

SENTINEL GROUP FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

One National Life Drive	05604
Montpelier, Vermont	(Zip Code)
(Address of Principal Executive Offices)
(802) 229-7410
(Registrant’s Telephone Number, including Area Code) ____________________

Kerry A. Jung, Esq.	Copy to:
c/o Sentinel Asset Management, Inc.	John A. MacKinnon, Esq.
One National Life Drive	Sidley Austin LLP
Montpelier, Vermont 05604	787 Seventh Avenue
(Name and Address of Agent for Service)	New York, New York 10019
____________________

The approximate date of the proposed public offering is as soon as practicable after the effective date of the registration statement.

Title of securities being registered: Common Stock, par value $.01 per share

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File No. 811-214).

The Registrant hereby amends this Registration Statement on such date as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

The combined proxy statement/prospectus filed on Form N-14 on November 14, 2007 are incorporated by reference into this Pre-Effective Amendment.

STATEMENT OF ADDITIONAL INFORMATION
DECEMBER 17, 2007

SENTINEL RESPONSIBLE INVESTING (SRI) CORE OPPORTUNITIES FUND
SENTINEL RESPONSIBLE INVESTING (SRI) EMERGING COMPANIES FUND
SENTINEL INTERNATIONAL EQUITY FUND
SENTINEL GOVERNMENT SECURITIES FUND
SENTINEL U.S. TREASURY MONEY MARKET FUND
SENTINEL BALANCED FUND,
EACH A SERIES OF
SENTINEL GROUP FUNDS, INC.

One National Life Drive
Montpelier, VT 06504
1-800-282-3863

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus dated December 17, 2007 for the Special Meeting of Shareholders of the Citizens Funds scheduled to be held on January 28, 2007. Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing to Sentinel Group Funds, Inc. at One National Life Drive, Montpelier, VT 05604 or by calling toll-free 1-800-282-3863. Unless otherwise indicated, capitalized terms used in this Statement of Additional Information and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

Except for the Sentinel Responsible Investing (SRI) Core Opportunities Fund and the Sentinel Responsible Investing (SRI) Emerging Companies Fund, which have not yet commenced operation, further information about the Sentinel Funds is contained in and incorporated by reference to the Statement of Additional Information dated March 30, 2007, as it may be amended and/or supplemented from time to time. In addition, management’s discussion of fund performance, audited financial statements and the related report of the independent registered public accounting firm for those Sentinel Funds are contained in the Annual Report for the fiscal year ended November 30, 2006 and the Semiannual Report for the fiscal period ended April 30, 2007, which are incorporated by reference herein. Copies of these documents may be obtained at no charge by writing to Sentinel Group Funds, Inc. at One National Life Drive, Montpelier, VT 05604 or by calling toll-free 1-800-282-3863. With respect to the Sentinel Responsible Investing (SRI) Core Opportunities Fund and the Sentinel Responsible Investing (SRI) Emerging Companies Fund, their Statement of Additional Information was filed with the Securities and Exchange Commission on November 13, 2007, but is not yet effective. Specific information from the Statement of Additional Information filed on November 13, 2007, including investment policies and proxy voting procedures, is included in Exhibit A to this Statement of Additional Information.

Further information about the Citizens Funds is contained in, and incorporated by reference to, the Prospectus and Statement of Additional Information dated October 29, 2007, as they may be amended and/or supplemented from time to time. Management’s discussion of fund performance, audited financial statements and the related report of the independent registered public accounting firm for the Citizens Funds are contained in the Annual Report for the fiscal year ended June 30, 2007 and are incorporated into this Statement of Additional Information by reference. These documents are available upon request and without charge by calling 1-800-223-7010 or visiting www.citizensfunds.com.

Pro-forma financial statements of the Sentinel Funds reflecting the reorganization with the Citizens Funds are included within this Statement of Additional Information; however, no pro-forma financial statements of the Sentinel Balanced Fund are included because as of November 30, 2007, the net assets of the Citizens Balanced Fund did not exceed 10% of the Sentinel Balanced Fund’s net assets.

SENTINEL RESPONSIBLE INVESTING (SRI) CORE OPPORTUNITIES FUND
Pro-Forma Statement of Assets & Liabilities (unaudited)

				Pro-Forma
	Annual 06/30/07			Combined
	Target Fund	Annual 06/30/07		Sentinel Responsible
	Citizens Core	Target Fund	Pro-Forma	Investing (SRI) Core
	Growth Fund	Citizens Value Fund	Adjustments	Opportunities Fund
	(000’s)	(000’s)	(000’s)	(000’s)
Assets
Investments at value	$304,500	$65,890		$370,390
Receivable for fund shares sold	296	211		507
Receivable for dividends	124	55		179
Receivable from administrator	-	26		26
Other assets net of liabilities	21	12		33
Total Assets	$304,941	$66,194	-	$371,135

Liabilities
Payable for securities purchased	$3,771	$1,900		$5,671
Payable for fund shares
repurchased	265	41		306
Accrued expenses	91	17		108
Management fee payable	62	29		91
Distribution fee payable	26	6		32
Administrative fee payable	19	4		23
Transfer agent fee payable	127	25		152
Shareholder service fee payable	10	1		11
Total Liabilities	$4,371	$2,023	-	$6,394

Net Assets Applicable to All
Outstanding Shares	$300,570	$64,171		$ 364,741

Standard Shares
(Class A Shares)
Net Assets Applicable to
Standard Shares /
(Class A Shares)	$249,707	$56,386	$1,862 (a)	$307,955
Shares Outstanding	10,966	3,682	5,461 (b)	20,109

Net Asset Value per Share	$22.77*	$15.31*	-	$15.31*

Administrative Shares
Net Assets Applicable to
Administrative Shares	$1,862	-	$(1,862) (a)	-
Shares Outstanding	79	-	(79) (b)	-

Net Asset Value per Share	$23.44*	-	-	-

SENTINEL RESPONSIBLE INVESTING (SRI) CORE OPPORTUNITIES FUND
Pro-Forma Statement of Assets & Liabilities (unaudited)

Pro-Forma
	Annual 06/30/07			Combined
	Target Fund	Annual 06/30/07		Sentinel Responsible
	Citizens Core	Target Fund	Pro-Forma	Investing (SRI) Core
	Growth Fund	Citizens Value Fund	Adjustments	Opportunities Fund
	(000’s)	(000’s)	(000’s)	(000’s)
Institutional Shares
(Class I Shares)
Net Assets Applicable to
Institutional Shares /
(Class I Shares)	$49,001	$7,785	-	$56,786
Shares Outstanding	2,559	508	635 (b)	3,702

Net Asset Value per Share	$19.15*	$15.34*	-	$15.34*

*    The calculated Net Asset Value per Share is rounded to reflect the actual Net Asset Value per Share.
(a)  Administrative Shares merge into Class A Shares.
(b) The Pro-Forma Combined Statements of Assets and Liabilities assume the issuance of additional shares of the Sentinel Core Opportunities Fund as if the reorganization had taken place on June 30, 2007 and are based on the net asset value of the Citizens Value Fund.

SENTINEL RESPONSIBLE INVESTING (SRI) CORE OPPORTUNITIES FUND
Pro-Forma Statement of Operations (unaudited)

	Fiscal Year Ended			Pro-Forma
	June 30, 2007	Fiscal Year Ended		Combined
	Target Fund	June 30, 2007		Sentinel Responsible
	Citizens Core	Target Fund	Pro-Forma	Investing (SRI) Core
	Growth Fund	Citizens Value Fund	Adjustments	Opportunities Fund
	(000’s)	(000’s)	(000’s)	(000’s)
Investment Income
Income:
Dividends	$3,716	$694		$4,410
Interest	566	135		701
Total Income	$4,282	$829		$5,111

Expenses:
Management advisory fees	$1,495	$348	$710 (a)	$2,553
Transfer agent fees (includes
shareholder service fees)	580	118	(155) (b)	543
Custodian fees	12	3	-	15
Distribution fees – Standard
Shares (Class A Shares)	636	107	180 (c)	923
Distribution fees –
Administrative Shares	4	-	(4) (d)	-
Shareholder service fees
(included in Transfer agent fees)*	650	21	(671) (b)	-
Administrative fees (included in
Fund Accounting fees)*	449	75	(524) (b)	-
Registration and filing fees	41	30	(32) (b)	39
Trustee’s (Director’s) fees	51	10	(35) (b)	26
Fund Accounting fees (includes
Administrative fees)	117	22	(1) (b)	138
Other expenses (Audit, Legal,
Printing, etc.)	188	36	(122) (b)	102
Total Expenses	$4,223	$770	$(654)	$4,339
Expense Reimbursement	-	(154)	154 (e)	-
Net Expenses	$4,223	$616	$(500)	$4,339

Net Investment Income	$59	$213	$500	$772

Net Realized and Unrealized
Gain on Investments
Realized gain on investments	$22,954	$4,567		$27,521
Change in unrealized appreciation
of investments	9,444	4,600		14,044
Net Realized and Unrealized
Gain on Investments	$32,398	$9,167		$41,565

Change in Net Assets resulting
from Operations	$32,457	$9,380	$500	$42,337

* Shareholder services fees and Administrative fees are included in the Transfer Agent fees and Fund Accounting fees, respectively, of the Sentinel Responsible Investing (SRI) Core Opportunities Fund.
(a) Management fee based upon contract in effect for the Sentinel Responsible Investing (SRI) Core Opportunities Fund.
(b) Decrease due to the elimination of duplicative expenses by merging funds.
(c) Distribution fees based upon contract in effect for the Sentinel Responsible Investing (SRI) Core Opportunities Fund.
(d) Administrative Shares are converted to Class A Shares of the Sentinel Responsible Investing (SRI) Core Opportunities Fund.
(e) The proposed reorganization and associated increase in net assets makes the need for voluntary or contractual expense reimbursements unnecessary under current provisions.

SENTINEL RESPONSIBLE INVESTING (SRI) CORE OPPORTUNITIES FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

		Actual				Pro-Forma Combined
		Citizens				Sentinel Responsible
		Core		Actual		Investing (SRI) Core
	Pro-Forma	Growth Fund		Citizens Value Fund		Opportunities Fund
	Combined		Market		Market		Market
	% of Net	Shares/	Value	Shares/	Value	Shares/	Value
	Assets	Par	(000’s)	Par	(000’s)	Par	(000’s)
Common Stocks	99.6%
Air Freight	1.8%
FedEx Corp.		49,500	$5,493	11,116	$1,234	60,616	$6,727

Apparel Manufacturers	1.7%
Liz Claiborne, Inc.				24,200	902	24,200	902
NIKE, Inc., Class B		60,600	3,532	14,028	818	74,628	4,350
VF Corp.				9,430	864	9,430	864
			3,532		2,584		6,116
Auto Manufacturing	0.2%
Toyota Motor Corp. ADR				5,970	752	5,970	752

Banks	6.0%
Banco Santander Central
Hispano SA ADR		198,000	3,639			198,000	3,639
Bank of America Corp.				18,511	904	18,511	904
Huntington Bancshares, Inc.				33,800	769	33,800	769
ICICI Bank Ltd. ADR		83,400	4,099			83,400	4,099
KeyCorp				15,600	536	15,600	536
UBS AG ADR		99,900	5,995			99,900	5,995
Wells Fargo & Co.		164,000	5,768			164,000	5,768
			19,501		2,209		21,710
Biotechnology	1.3%
Roche Holding AG ADR		54,300	4,816			54,300	4,816

Chemicals	3.3%
Amgen, Inc. (a)		65,900	3,644	17,900	990	83,800	4,634
Praxair, Inc.		90,975	6,549	13,142	946	104,117	7,495
			10,193		1,936		12,129
Computers	9.5%
Apple, Inc. (a)		42,500	5,187			42,500	5,187
Corning, Inc. (a)		193,700	4,949	37,188	950	230,888	5,899
Google, Inc., Class A (a)		7,800	4,082			7,800	4,082
Hewlett-Packard Co.		114,000	5,087	20,917	933	134,917	6,020
Intel Corp.				40,113	953	40,113	953
International Business Machines Corp.				10,350	1,090	10,350	1,090
Microsoft Corp. (a)		143,400	4,226	22,024	649	165,424	4,875
Oracle Corp. (a)		283,100	5,580	49,603	978	332,703	6,558
			29,111		5,553		34,664
Consumer Products	0.3%
Kimberly-Clark Corp.				14,353	960	14,353	960

Electrical Equipment	1.4%
Emerson Electric Co.		95,800	4,483	13,306	623	109,106	5,106

SENTINEL RESPONSIBLE INVESTING (SRI) CORE OPPORTUNITIES FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

		Actual				Pro-Forma Combined
		Citizens				Sentinel Responsible
		Core		Actual		Investing (SRI) Core
	Pro-Forma	Growth Fund		Citizens Value Fund		Opportunities Fund
	Combined		Market		Market		Market
	% of Net	Shares/	Value	Shares/	Value	Shares/	Value
	Assets	Par	(000’s)	Par	(000’s)	Par	(000’s)
Electronics	5.5%
Cisco Systems, Inc. (a)		165,000	4,595	29,487	821	194,487	5,416
Garmin, Ltd.		44,000	3,255			44,000	3,255
International Rectifier Corp. (a)				17,350	646	17,350	646
MEMC Electronic Materials, Inc. (a)				13,207	$807	13,207	$807
NVIDIA Corp. (a)		92,000	$3,801			92,000	3,801
Rockwell Automation, Inc.				11,111	772	11,111	772
Texas Instruments, Inc.				24,580	925	24,580	925
Thermo Fisher Scientific, Inc. (a)		86,300	4,463			86,300	4,463
			16,114		3,971		20,085
Energy & Utilities	12.5%
Allegheny Energy, Inc. (a)		78,500	4,062	15,850	820	94,350	4,882
Baker Hughes, Inc.		60,000	5,048	11,151	938	71,151	5,986
ConocoPhillips		55,875	4,386	28,366	2,227	84,241	6,613
Devon Energy Corp.				8,957	701	8,957	701
GlobalSantaFe Corp.		64,200	4,638	16,600	1,199	80,800	5,837
Silvan Power Co. (a) (b)		24,000	0			24,000	0
The AES Corp. (a)		176,400	3,860			176,400	3,860
Transocean, Inc. (a)		79,875	8,466	13,071	1,385	92,946	9,851
UGI Corp.				36,612	999	36,612	999
Vulcan Power Co., Class A (a) (b)		40,000	0			40,000	0
XTO Energy, Inc.		113,500	6,821			113,500	6,821
			37,281		8,269		45,550
Entertainment	1.1%
The Walt Disney Co.		118,000	4,029			118,000	4,029

Financial – Diversified	5.5%
Capital One Financial Corp.				14,539	1,140	14,539	1,140
JPMorgan Chase & Co.		103,700	5,024	27,226	1,319	130,926	6,343
Lehman Brothers Holdings Inc.		45,100	3,361	11,921	888	57,021	4,249
Merrill Lynch & Co., Inc.		62,300	5,207	10,358	866	72,658	6,073
MetLife, Inc.				10,741	693	10,741	693
Wachovia Corp.				29,064	1,490	29,064	1,490
			13,592		6,396		19,988
Financial Services	2.9%
Franklin Resources, Inc.		39,700	5,259			39,700	5,259
Prudential Financial, Inc.		55,200	5,367			55,200	5,367
			10,626				10,626
Foods	3.5%
Bunge, Ltd.				7,700	651	7,700	651
General Mills, Inc.				12,500	730	12,500	730
Hansen Natural Corp. (a)		58,200	2,501			58,200	2,501
Kellogg Co.				22,174	1,148	22,174	1,148
PepsiCo, Inc.		104,500	6,777	13,387	868	117,887	7,645
			9,278		3,397		12,675
Healthcare	6.7%
Baxter International, Inc.				15,490	873	15,490	873
Becton, Dickinson & Co.		55,800	4,157	12,156	906	67,956	5,063

SENTINEL RESPONSIBLE INVESTING (SRI) CORE OPPORTUNITIES FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

		Actual				Pro-Forma Combined
		Citizens				Sentinel Responsible
		Core		Actual		Investing (SRI) Core
	Pro-Forma	Growth Fund		Citizens Value Fund		Opportunities Fund
	Combined		Market		Market		Market
	% of Net	Shares/	Value	Shares/	Value	Shares/	Value
	Assets	Par	(000’s)	Par	(000’s)	Par	(000’s)
Coventry Health Care, Inc. (a)				11,091	639	11,091	639
C.R. Bard, Inc.		31,712	2,620			31,712	2,620
Hologic, Inc. (a)		49,218	2,722			49,218	2,722
Intuitive Surgical, Inc. (a)		21,269	2,951			21,269	2,951
Johnson & Johnson, Inc.				15,562	959	15,562	959
NBTY, Inc. (a)				20,500	886	20,500	886
Omnicare, Inc.				28,241	$1,018	28,241	$1,018
Pfizer, Inc.				39,914	1,020	39,914	1,020
WellPoint, Inc. (a)		57,400	$4,583	12,859	1,026	70,259	5,609
			17,033		7,327		24,360
Insurance	3.9%
AFLAC, Inc.		79,800	4,102			79,800	4,102
American International Group, Inc.		98,200	6,877	12,902	904	111,102	7,781
The Allstate Corp.				12,881	792	12,881	792
The Chubb Corp.				14,092	763	14,092	763
The Hartford Financial Services
Group, Inc.				7,656	754	7,656	754
			10,979		3,213		14,192
Investment Banking & Brokerage	2.1%
Affiliated Managers Group, Inc. (a)		20,400	2,627			20,400	2,627
The Goldman Sachs Group, Inc.		17,400	3,771	6,040	1,309	23,440	5,080
			6,398		1,309		7,707
Manufacturing	9.5%
3M Co.				9,378	814	9,378	814
Crown Holdings, Inc. (a)		100,000	2,497			100,000	2,497
Danaher Corp.		67,000	5,059			67,000	5,059
Eagle Materials, Inc.				16,089	789	16,089	789
General Cable Corp. (a)		40,000	3,030			40,000	3,030
Ingersoll-Rand Co.				15,017	823	15,017	823
Oshkosh Truck Corp.		43,600	2,743			43,600	2,743
Precision Castparts Corp.		55,600	6,748	9,907	1,203	65,507	7,951
Procter & Gamble Co.		111,800	6,841			111,800	6,841
Roper Industries, Inc.		70,100	4,003			70,100	4,003
			30,921		3,629		34,550
Multimedia	1.2%
News Corp., ClassA		27,000	573			27,000	573
News Corp., Class B		166,000	3,808			166,000	3,808
			4,381				4,381
Office Equipment & Supplies	0.9%
CANON, Inc. ADR		55,000	3,225			55,000	3,225

Pharmaceuticals	2.1%
Schering-Plough Corp.		164,700	5,014			164,700	5,014
Sepracor, Inc. (a)		67,289	2,760			67,289	2,760
			7,774				7,774
Railroads	0.2%
Norfolk Southern Corp.				15,899	836	15,899	836

SENTINEL RESPONSIBLE INVESTING (SRI) CORE OPPORTUNITIES FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

		Actual				Pro-Forma Combined
		Citizens				Sentinel Responsible
		Core		Actual		Investing (SRI) Core
	Pro-Forma	Growth Fund		Citizens Value Fund		Opportunities Fund
	Combined		Market		Market		Market
	% of Net	Shares/	Value	Shares/	Value	Shares/	Value
	Assets	Par	(000’s)	Par	(000’s)	Par	(000’s)
Real Estate	1.0%
CB Richard Ellis Group, Inc.,
Class A (a)		82,200	3,000			82,200	3,000
Pulte Homes, Inc.				28,200	633	28,200	633
			3,000		633		3,633
Restaurants	1.6%
McDonalds’s Corp.				18,633	$946	18,633	$946
Starbucks Corp. (a)		188,200	$4,938			188,200	4,938
			4,938		946		5,884
Retail	5.7%
Best Buy & Co., Inc.		66,800	3,118			66,800	3,118
Coach, Inc. (a)		89,000	4,218			89,000	4,218
CVS/Caremark Corp.		163,575	5,962			163,575	5,962
The Home Depot, Inc.				20,200	794	20,200	794
Netflix, Inc. (a)		70,000	1,357			70,000	1,357
Priceline.com, Inc. (a)				10,850	746	10,850	746
SUPERVALU, Inc.				12,000	556	12,000	556
Target Corp.		55,100	3,504	11,082	705	66,182	4,209
			18,159		2,801		20,960
Services	3.5%
Accenture Ltd., Class A		115,100	4,936			115,100	4,936
Cognizant Technology Solutions
Corp. Class A (a)		55,000	4,130			55,000	4,130
Monster Worldwide, Inc. (a)		55,000	2,261			55,000	2,261
Omnicom Group, Inc.				11,000	582	11,000	582
URS Corp. (a)				19,209	933	19,209	933
			11,327		1,515		12,842
Telecommunications	4.7%
AT&T, Inc.		162,625	6,748	32,451	1,347	195,076	8,095
Comcast Corp., Class A (a)		115,000	3,234			115,000	3,234
Motorola, Inc.				65,826	1,165	65,826	1,165
NII Holdings, Inc. (a)		44,200	3,569			44,200	3,569
Sprint Nextel Corp.				52,110	1,079	52,110	1,079
			13,551		3,591		17,142
Repurchase Agreements	1.9%
Fifth Third Bank, Inc.,
4.80%, 07/02/07
(Date of Agreement 06/29/07,
proceeds at maturity $4,767 and
2,207 respectively, collateralized
by Federal National Mortgage
Assoc. security, 5.00%,
07/01/33, market value $4,908
and $2,273 respectively)		4,765,000	4,765	2,206,000	2,206	6,971,000	6,971

Total Investments at Market	101.5%		$304,500		$65,890		$370,390

Total Investments at Cost			$272,592		$55,837		$328,429

(a) Non – Income producing security.
(b) On June 30, 2007, the Core Growth Fund owned the following restricted securities constituting 0.00% of net assets which may not be publicly sold without registration under the Securities Act of 1933. These securities are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trust’s Board of Trustees. Additional information on the securities is as follows:

     Vulcan Power Co., Class A
     Acquisition Date: March3, 1995
     Cost: $300
     Unit Cost: $7.50
     Value: $0

     Silvan Power Co.
     Acquisition Date: July 27, 2004
     Cost: $0
     Unit Cost: $0
     Value: $0

     ADR – American Depository Receipt

Notes to Pro-Forma Financial Statements

1. BASIS OF COMBINATION: The unaudited Pro-Forma Statement of Assets and Liabilities, Pro-Forma Statement of Operations and Pro-Forma Schedule of Investments give effect to the proposed reorganization of the Citizens Core Growth Fund (“Core Growth Fund”) and the Citizens Value Fund (“Value Fund”) into the Sentinel Responsible Investing (SRI) Core Opportunities Fund (“Core Opportunities Fund”). The proposed reorganization will be accounted for by the method of accounting for tax-free reorganizations of investment companies. The reorganization provides for the transfer of the assets of the Citizens Core Growth Fund and the Citizens Value Fund into the Sentinel Responsible Investing (SRI) Core Opportunities Fund. Sentinel Responsible Investing (SRI) Core Opportunities Fund will be the legal survivor and Citizens Value Fund will be the accounting survivor of the reorganization.

The pro-forma combined statements should be read in conjunction with the historical financial statements of the Core Growth and Value Funds and the notes thereto incorporated by reference in the Registration Statement filed on Form N-14 which includes the Core Opportunities Fund. The Core Growth Fund, Value Fund and Core Opportunities Fund are open-end management investment companies registered under the Investment Company Act of 1940, as amended.

2. PRO-FORMA ADJUSTMENTS: Statement specific pro-forma adjustments are listed at the end of each Pro- Forma Statement or Schedule.

3. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies followed by the acquirer, Core Opportunities Fund, which are in conformity with accounting principles generally accepted in the United States of America.

A. USE OF ESTIMATES–The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

B. SECURITY VALUATION–Equity securities that are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when deemed appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is used for valuation purposes. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ board. The board has delegated this responsibility to a pricing committee, subject to its review and supervision. Short-term securities maturing in 60 days or less are valued at cost plus accrued interest earned, which approximates market value. Money market securities are valued at amortized cost, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

C. SECURITY TRANSACTIONS AND RELATED INCOME–Securities transactions are accounted for on the next business day following trade date (trade date plus one). Under certain circumstances, exceptions are made so that purchases and sales are booked on trade date. These exceptions include:

(1) when trades occur on a day that happens to coincide with the end of a quarterly financial reporting period; or
(2) on occasion, if Sentinel Administrative Services, Inc., the Funds’ administrator, believes significant price movements are deemed large enough to impact the calculation of the net asset value per share.

Interest income is recorded on the accrual basis, which includes the amortization of bond premiums on fixed-income securities. Dividend income is recorded on the ex-dividend date when verified by two independent sources and adjusted daily for foreign tax withholding, reclaims and currency fluctuations, when applicable. The cost of securities sold is determined, and realized gains and losses are computed, using the identified cost method. Market discount and original issue discount are accreted to income.

D. EXPENSES–Expenses that are specifically attributed to one of the Funds are charged to that Fund. Certain other expenses of the Funds are prorated among the Funds on the basis of relative daily net assets. Other common expenses of Sentinel Group Funds, Inc. are allocated among the Funds on the basis of relative daily net assets.

E. CLASSES–Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

F. DIVIDENDS AND DISTRIBUTIONS–The Funds declare and distribute net investment income, if any, annually, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for mortgage-backed securities, foreign currency transactions, and the reclassification of net investment losses to paid-in-capital.

G. PORTFOLIO RE-POSITIONING – The Reorganization will not require the Core Growth Fund or Value Fund to dispose of a material portion of its portfolio securities prior to the Reorganization due to non-conformance of those securities with the investment objectives, policies or limitations of the Core Opportunities Fund, nor will the Reorganization require the Core Growth Fund or Value Fund to sell acquired portfolio securities, other than in the ordinary course of business, in order to rebalance its portfolio to comply with the prospectus limitations of the Core Opportunities Fund. The Core Opportunities Fund may experience temporary increased portfolio turnover as a result of re-positioning of the portfolio of a securities it receives in the Reorganization, which may result in the realization of capital gains or losses. However, we cannot be certain of the impact of such re-positioning nor do we expect that such re-positioning would affect a material percentage of the portfolio. In addition, the Core Opportunities Fund will be subject to certain restrictions regarding the sale of portfolio securities it receives from the Core Growth Fund and Value Fund for a limited period of time in connection with the Reorganization being classified as tax-free for U.S. federal income tax purposes.

SENTINEL RESPONSIBLE INVESTING (SRI) EMERGING COMPANIES FUND
Pro-Forma Statement of Assets & Liabilities (unaudited)

				Pro-Forma
	Annual 06/30/07	Annual 06/30/07		Combined
	Target Fund	Target Fund		Sentinel Responsible
	Citizens Small Cap	Citizens Emerging	Pro-Forma	Investing (SRI) Emerging
	Core Growth Fund	Growth Fund	Adjustments	Companies Fund
	(000’s)	(000’s)	(000’s)	(000’s)
Assets
Investments at value	$41,475	$181,564		$223,039
Receivable for securities sold	934	2,128		3,062
Receivable for fund shares sold	12	57		69
Receivable for dividends	8	55		63
Other Assets net of liabilities	6	15		21
Total Assets	$42,435	$183,819		$226,254

Liabilities
Payable for securities purchased	$523	$1,256		$1,779
Payable for fund shares repurchased	33	70		103
Accrued expenses	12	56		68
Management fee payable	9	76		85
Distribution fee payable	4	19		23
Administrative fee payable	2	11		13
Transfer agent fee payable	21	97		118
Shareholder service fee payable	1	4		5
Total Liabilities	$605	$1,589		$2,194

Net Assets Applicable to All
Outstanding Shares	$41,830	$182,230		$224,060

Standard Shares
(Class A Shares)
Net Assets Applicable to
Standard Shares /
(Class A Shares)	$41,830	$177,515	$4,200 (a)	$223,545
Shares Outstanding	3,023	9,555	(546) (b)	12,032

Net Asset Value per Share	$13.84*	$18.58*	-	$18.58*

Administrative Shares
Net Assets Applicable to
Administrative Shares	-	$4,200	$(4,200) (a)	-
Shares Outstanding	-	220	(220) (b)	-

Net Asset Value per Share	-	$19.06*	-	-

SENTINEL RESPONSIBLE INVESTING (SRI) EMERGING COMPANIES FUND
Pro-Forma Statement of Assets & Liabilities (unaudited)

Pro-Forma
	Annual 06/30/07	Annual 06/30/07		Combined
	Target Fund	Target Fund		Sentinel Responsible
	Citizens Small Cap	Citizens Emerging	Pro-Forma	Investing (SRI) Emerging
	Core Growth Fund	Growth Fund	Adjustments	Companies Fund
	(000’s)	(000’s)	(000’s)	(000’s)
Institutional Shares
(Class I Shares)
Net Assets Applicable to
Institutional Shares /
(Class I Shares)	-	$515	-	$515
Shares Outstanding	-	26	-	26

Net Asset Value per Share	-	$19.48*	-	$19.48*

*    The calculated Net Asset Value per Share is rounded to reflect the actual Net Asset Value per Share.
(a)  Administrative Shares merge into Class A Shares.
(b) The Pro-Forma Combined Statement of Assets and Liabilities assume the issuance of additional shares of the Sentinel Responsible Investing (SRI) Emerging Companies Fund as if the reorganization had taken place on June 30, 2007 and is based on the net asset value of the Citizens Emerging Growth Fund.

SENTINEL RESPONSIBLE INVESTING (SRI) EMERGING COMPANIES FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

	Actual	Actual
	Fiscal Year Ended	Fiscal Year Ended		Combined
	June 30, 2007	June 30, 2007		Pro-Forma
	Target Fund	Target Fund		Sentinel Responsible
	Citizens Small Cap	Citizens Emerging	Pro-Forma	Investing (SRI) Emerging
	Core Growth Fund	Growth Fund	Adjustments	Companies Fund
	(000’s)	(000’s)	(000’s)	(000’s)
Investment Income
Income:
Dividends	$198	$1,679		$1,877
Interest	93	357		450
Total Income	$291	$2,036		$2,327

Expenses:
Management advisory fees	$193	$1,757	$(381) (a)	$1,569
Transfer agent fees (includes
shareholder service fees)	112	467	(160) (b)	419
Custodian fees	3	6	-	9
Distribution fees – Standard
Shares (Class A Shares)	96	426	149 (c)	671
Distribution fees –
Administrative Shares	-	12	(12) (d)	-
Shareholder service fees
(included in Transfer agent
fees)*	21	102	(123) (b)	-
Administrative fees (included in
Fund Accounting fees)*	58	263	(321) (b)	-
Registration and filing fees	16	36	(19) (b)	33
Trustees’ (Directors’) fees	7	31	(11) (b)	27
Fund Accounting fees (includes
Administrative fees)	18	70	(3) (b)	85
Other expenses (Audit, Legal,
Printing, etc.)	25	116	(55) (b)	86
Total Expenses	$549	$3,286	$(936)	$2,899
Expense Reimbursement	-	-	-	-
Net Expenses	$549	$3,286	$(936)	$2,899

Net Investment Income (Loss)	$(258)	$(1,250)	$936	$(572)

Net Realized and Unrealized
Gain on Investments
Realized gain on
investments	$2,560	$18,114		$20,674
Change in unrealized
appreciation
of investments	3,015	5,260		8,275
Net Realized and Unrealized
Gain on Investments	$5,575	$23,374		$28,949

SENTINEL RESPONSIBLE INVESTING (SRI) EMERGING COMPANIES FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

	Actual	Actual
	Fiscal Year Ended	Fiscal Year Ended		Combined
	June 30, 2007	June 30, 2007		Pro-Forma
	Target Fund	Target Fund		Sentinel Responsible
	Citizens Small Cap	Citizens Emerging	Pro-Forma	Investing (SRI) Emerging
	Core Growth Fund	Growth Fund	Adjustments	Companies Fund
	(000’s)	(000’s)	(000’s)	(000’s)
Change in Net Assets resulting
from Operations	$5,317	$22,124	$936	$28,377

*	Shareholder services fees and Administrative fees are included in the Transfer Agent fees and Fund Accounting fees, respectively, of the Sentinel Responsible Investing (SRI) Emerging Companies Fund.
(a)	Management fee based upon contract in effect for the Sentinel Responsible Investing (SRI) Emerging Companies Fund.
(b)	Decrease due to the elimination of duplicative expenses by merging funds.
(c)	Distribution fees based upon contract in effect for the Sentinel Responsible Investing (SRI) Emerging Companies Fund.
(d)	Administrative Shares are converted to Class A Shares of the Sentinel Emerging Companies Fund.

SENTINEL RESPONSIBLE INVESTING (SRI) EMERGING COMPANIES FUND
Pro-Forma Schedules of Investments June 30, 2007 (unaudited)

						Combined Pro-Forma
						Sentinel Responsible
		Citizens Small Cap		Citizens Emerging		Investing (SRI) Emerging
	Pro-Forma	Core Growth Fund		Growth Fund		Companies Fund
	Combined		Market		Market
	% of Net	Shares/	Value	Shares/	Value	Shares/	Market Value
	Assets	Par	(000’s)	Par	(000’s)	Par	(000’s)
Common Stocks	96.9%

Apparel Manufacturers	3.6%
Crocs, Inc. (a)		15,000	$645	70,000	$3,012	85,000	$3,657
Deckers Outdoor Corp. (a)		13,000	1,312			13,000	1,312
Gildan Activewear, Inc. (a)				90,000	3,086	90,000	3,086
			1,957		6,098		8,055
Banks	0.1%
Pinnacle Financial Partners, Inc. (a)		7,000	206			7,000	206

Biotechnology	1.7%
American Oriental
Bioengineering, Inc. (a)		45,000	400			45,000	400
Gilead Sciences, Inc. (a)				80,400	3,117	80,400	3,117
Myriad Genetics, Inc. (a)		10,000	372			10,000	372
			772		3,117		3,889
Broadcasting	0.2%
Lin TV Corp., Class A (a)		26,000	489			26,000	489

Computers	5.5%
Akamai Technologies, Inc. (a)				45,000	2,189	45,000	2,189
American Reprographics Co. (a)		18,000	554			18,000	554
ANSYS, Inc. (a)		20,000	530			20,000	530
Concur Technologies, Inc. (a)		27,000	617			27,000	617
Corning, Inc. (a)				75,360	1,925	75,360	1,925
Mentor Graphics Corp. (a)		25,000	329			25,000	329
NIC, Inc.		70,000	479			70,000	479
SanDisk Corp. (a)				50,000	2,447	50,000	2,447
Sykes Enterprises, Inc. (a)		31,500	598			31,500	598
VeriFone Holdings, Inc. (a)		15,000	529	60,000	2,115	75,000	2,644
			3,636		8,676		12,312
Consumer Products	2.3%
Energizer Holdings, Inc. (a)				25,000	2,490	25,000	2,490
Newell Rubbermaid, Inc.				90,000	2,649	90,000	2,649
					5,139		5,139
Electrical Equipment	1.4%
Genlyte Group (a)		8,500	668			8,500	668
WESCO International, Inc. (a)				40,000	2,418	40,000	2,418
			668		2,418		3,086
Electronics	5.9%
Broadcom Corp., Class A (a)				60,000	1,755	60,000	1,755
Diodes, Inc. (a)		16,000	668			16,000	668
Lam Research Corp. (a)				51,000	2,621	51,000	2,621
MEMC Electronic Materials, Inc. (a)				70,000	4,278	70,000	4,278
PerkinElmer, Inc.				75,000	1,955	75,000	1,955

SENTINEL RESPONSIBLE INVESTING (SRI) EMERGING COMPANIES FUND
Pro-Forma Schedules of Investments June 30, 2007 (unaudited)

						Combined Pro-Forma
						Sentinel Responsible
		Citizens Small Cap		Citizens Emerging		Investing (SRI) Emerging
	Pro-Forma	Core Growth Fund		Growth Fund		Companies Fund
	Combined		Market		Market
	% of Net	Shares/	Value	Shares/	Value	Shares/	Market Value
	Assets	Par	(000’s)	Par	(000’s)	Par	(000’s)
SiRF Technology Holdings, Inc. (a)		16,000	332			16,000	332
Tessera Technologies, Inc. (a)				40,000	1,622	40,000	1,622
			$1,000		$12,231		$13,231
Energy & Utilities	11.3%
Airgas, Inc.		11,500	551	40,000	1,916	51,500	2,467
Allegheny Energy, Inc. (a)				50,000	2,587	50,000	2,587
Atwood Oceanics, Inc. (a)		6,000	412			6,000	412
Core Laboratories N.V. (a)		11,000	1,119	21,000	2,135	32,000	3,254
Dresser-Rand Group, Inc. (a)		14,000	553	60,000	2,370	74,000	2,923
EOG Resources, Inc.				46,400	3,390	46,400	3,390
Holly Corp.		13,000	964			13,000	964
Noble Energy, Inc.				25,000	1,560	25,000	1,560
Petterson-UTI Energy, Inc.				85,200	2,233	85,200	2,233
The AES Corp. (a)				65,000	1,422	65,000	1,422
Transocean, Inc. (a)				37,700	3,996	37,700	3,996
			3,599		21,609		25,208
Financial Services	3.8%
Advanta Corp., Class B		15,000	467			15,000	467
CME Group, Inc.				5,406	2,889	5,406	2,889
IntercontinentalExchange, Inc. (a)				12,000	1,774	12,000	1,774
T. Rowe Price Group, Inc.				66,110	3,430	66,110	3,430
			467		8,093		8,560
Foods	1.3%
Campbell Soup Co.				60,000	2,329	60,000	2,329
Spartan Stores, Inc.		18,500	609			18,500	609
			609		2,329		2,938
Healthcare	9.4%
Allscripts Healthcare Solutions, Inc. (a)		19,000	484			19,000	484
American Medical Systems
Holdings, Inc. (a)		14,000	253			14,000	253
Arena Pharmaceuticals, Inc. (a)		20,000	220			20,000	220
Bio-Reference Laboratories, Inc. (a)		16,000	438			16,000	438
C.R. Bard, Inc.				30,000	2,479	30,000	2,479
Healthways, Inc. (a)		7,000	332			7,000	332
Integra LifeSciences Holdings Corp. (a)		9,500	469			9,500	469
Intuitive Surgical, Inc. (a)				17,650	2,449	17,650	2,449
Kyphon, Inc. (a)		8,500	409	37,000	1,782	45,500	2,191
Laboratory Corp. of America Holdings (a)				40,000	3,130	40,000	3,130
Natus Medical, Inc. (a)		25,000	398			25,000	398
Omnicell, Inc. (a)		15,000	312			15,000	312
PDL BioPharma, Inc. (a)		14,000	326	50,000	1,165	64,000	1,491
Psychiatric Solutions, Inc. (a)		13,000	471	60,000	2,176	73,000	2,647
Quality Systems, Inc.		13,000	494			13,000	494

SENTINEL RESPONSIBLE INVESTING (SRI) EMERGING COMPANIES FUND
Pro-Forma Schedules of Investments June 30, 2007 (unaudited)

						Combined Pro-Forma
						Sentinel Responsible
		Citizens Small Cap		Citizens Emerging		Investing (SRI) Emerging
	Pro-Forma	Core Growth Fund		Growth Fund		Companies Fund
	Combined		Market		Market
	% of Net	Shares/	Value	Shares/	Value	Shares/	Market Value
	Assets	Par	(000’s)	Par	(000’s)	Par	(000’s)
Sirona Dental Systems, Inc. (a)		12,000	$454			12,000	$454
St. Jude Medical, Inc. (a)				55,000	$2,282	55,000	2,282
Ventana Medical Systems, Inc. (a)		8,000	617			8,000	617
			5,677		15,463		21,140
Hotels & Motels	0.7%
Hilton Hotels Corp.				50,000	1,674	50,000	1,674

Insurance	0.2%
Tower Group, Inc.		12,000	$383			12,000	$383

Investment Banking & Brokerage	2.4%
Affiliated Managers Group, Inc. (a)		6,000	773	15,000	$1,931	21,000	2,704
A.G. Edwards, Inc.				20,000	1,691	20,000	1,691
Investment Technology Group, Inc. (a)		10,000	433			10,000	433
Knight Capital Group, Inc., Class A (a)		28,000	465			28,000	465
			1,671		3,622		5,293
Manufacturing	13.2%
Apogee Enterprises, Inc.		20,000	556			20,000	556
Baldor Electric Co.		13,000	641			13,000	641
Barnes Group, Inc.		17,500	554			17,500	554
BE Aerospace, Inc. (a)		21,000	867	50,000	2,065	71,000	2,932
Century Aluminum Co. (a)		8,500	464			8,500	464
Commercial Metals Co.				40,000	1,351	40,000	1,351
Cummins, Inc.				40,000	4,047	40,000	4,047
Eagle Materials, Inc.		11,500	564	41,500	2,036	53,000	2,600
Gardner Denver, Inc. (a)		11,500	489			11,500	489
Itron, Inc. (a)		8,500	662			8,500	662
Lennox International, Inc.				70,000	2,396	70,000	2,396
National-Oilwell Varco, Inc.				27,000	2,814	27,000	2,814
Oshkosh Truck Corp.		11,000	692	58,568	3,685	69,568	4,377
Roper Industries, Inc.		10,500	600	45,000	2,570	55,500	3,170
Silgan Holdings, Inc.		10,000	553			10,000	553
Terex Corp. (a)				25,000	2,033	25,000	2,033
			6,642		22,997		29,639
Mining	0.5%
Yamana Gold, Inc.				110,000	1,223	110,000	1,223

Multimedia	0.6%
Sinclair Broadcast Group, Inc., Class A				90,000	1,280	90,000	1,280

Pharmaceuticals	2.9%
McKesson Corp.				31,000	1,849	31,000	1,849

SENTINEL RESPONSIBLE INVESTING (SRI) EMERGING COMPANIES FUND
Pro-Forma Schedules of Investments June 30, 2007 (unaudited)

						Combined Pro-Forma
						Sentinel Responsible
		Citizens Small Cap		Citizens Emerging		Investing (SRI) Emerging
	Pro-Forma	Core Growth Fund		Growth Fund		Companies Fund
	Combined		Market		Market
	% of Net	Shares/	Value	Shares/	Value	Shares/	Market Value
	Assets	Par	(000’s)	Par	(000’s)	Par	(000’s)
Pharmaceutical Product
Development, Inc.				60,000	2,296	60,000	2,296
Pharmion Corp. (a)		10,000	290			10,000	290
Progenics Pharmaceuticals, Inc. (a)		13,500	291			13,500	291
Sepracor, Inc. (a)				38,000	1,559	38,000	1,559
Viro Pharma, Inc. (a)		20,000	276			20,000	276
			857		5,704		6,561
Real Estate	1.8%
CB Richard Ellis Group, Inc.,
Class A (a)				110,000	4,015	110,000	4,015

Restaurants	1.9%
AFC Enterprises, Inc. (a)		25,000	$432			25,000	$432
Burger King Holdings, Inc.				60,000	$1,580	60,000	1,580
Jack in the Box, Inc. (a)		7,000	497	25,000	1,774	32,000	2,271
			929		3,354		4,283
Retail	9.5%
Casual Male Retail Group, Inc. (a)		45,000	455			45,000	455
Chico’s FAS, Inc. (a)				70,000	1,704	70,000	1,704
Coach, Inc. (a)				58,000	2,749	58,000	2,749
Guitar Center, Inc. (a)		7,500	449			7,500	449
J.C. Penney Co., Inc.				24,000	1,737	24,000	1,737
Monro Muffler Brake, Inc.		12,000	449			12,000	449
Nordstrom, Inc.				48,012	2,454	48,012	2,454
Polo Ralph Lauren				40,000	3,924	40,000	3,924
Priceline.com, Inc. (a)		12,000	824	20,000	1,375	32,000	2,199
The Children’s Place Retail
Stores, Inc. (a)		7,500	387			7,500	387
The Men’s Wearhouse, Inc.				44,000	2,247	44,000	2,247
Urban Outfitters, Inc. (a)				100,000	2,403	100,000	2,403
Whole Foods Market, Inc.				5,900	226	5,900	226
			2,564		18,819		21,383
Services	10.1%
Bankrate, Inc. (a)		13,000	623			13,000	623
CheckFree Corp. (a)				60,000	2,412	60,000	2,412
Cognizant Technology Solutions
Corp., Class A (a)				40,000	3,004	40,000	3,004
Expeditors International of
Washington, Inc.				63,200	2,610	63,200	2,610
First Cash Financial Services, Inc. (a)		20,000	469			20,000	469
Fluor Corp.				9,000	1,002	9,000	1,002
Forrester Research, Inc. (a)		14,000	394			14,000	394
LIFE TIME FITNESS, Inc. (a)		12,000	639			12,000	639
LKQ Corp. (a)		19,000	469			19,000	469
Macrovision Corp. (a)				80,000	2,405	80,000	2,405
Mobile Mini, Inc. (a)		20,000	584			20,000	584

SENTINEL RESPONSIBLE INVESTING (SRI) EMERGING COMPANIES FUND
Pro-Forma Schedules of Investments June 30, 2007 (unaudited)

						Combined Pro-Forma
						Sentinel Responsible
		Citizens Small Cap		Citizens Emerging		Investing (SRI) Emerging
	Pro-Forma	Core Growth Fund		Growth Fund		Companies Fund
	Combined		Market		Market
	% of Net	Shares/	Value	Shares/	Value	Shares/	Market Value
	Assets	Par	(000’s)	Par	(000’s)	Par	(000’s)
Monster Worldwide, Inc. (a)				45,000	1,850	45,000	1,850
Nalco Holding Co.				65,000	1,784	65,000	1,784
Pool Corp.		14,000	546	63,500	2,478	77,500	3,024
Portfolio Recovery Associates, Inc.		11,000	660			11,000	660
The Knot, Inc. (a)		15,000	303			15,000	303
TheStreet.com, Inc.		38,000	413			38,000	413
			5,100		17,545		22,645
Telecommunications	5.1%
Atheros Communications, Inc. (a)		15,500	478			15,500	478
CommScope, Inc. (a)		9,000	525	56,000	3,267	65,000	3,792
NICE Systems Ltd. ADR (a)		25,000	869			25,000	869
NII Holdings, Inc. (a)				22,500	1,817	22,500	1,817
Polycom, Inc. (a)				75,000	2,520	75,000	2,520
Time Warner Telecom, Inc.,
Class A (a)				95,000	$1,910	95,000	$1,910
			$1,872		9,514		11,386
Transportation	1.5%
American Commercial Lines, Inc. (a)				45,000	1,172	45,000	1,172
Canadian Pacific Railway, Ltd.				25,000	1,721	25,000	1,721
Hub Group, Inc., Class A (a)		12,500	440			12,500	440
			440		2,893		3,333
Repurchase Agreements	2.6%
Fifth Third Bank, Inc.,
4.80%, 07/02/07
(Date of Agreement 06/29/07,
proceeds at maturity $3,753 and
1,937 respectively, collateralized
by Federal National Mortgage
Assoc. security, 5.00%,
07/01/33, market value $3,864
and $1,995 respectively)		1,937,000	1,937	3,751,000	3,751	5,688,000	5,688

Total Investments at Market	99.5%		$41,475		$181,564		$223,039

Total Investments at Cost			$31,981		$133,730		$165,711

(a) Non – Income producing security.

ADR – American Depository Receipt

Notes to Pro-Forma Financial Statements

1. BASIS OF COMBINATION: The unaudited Pro-Forma Statement of Assets and Liabilities, Pro-Forma Statement of Operations and Pro-Forma Schedule of Investments give effect to the proposed reorganization of the Citizens Small Cap Core Growth Fund (“Small Cap Core Fund”) and the Citizens Emerging Growth Fund (“Emerging Growth Fund”) into the Sentinel Responsible Investing (SRI) Emerging Companies Fund (“Emerging Companies Fund”). The proposed reorganization will be accounted for by the method of accounting for tax-free reorganizations of investment companies. The reorganization provide for the transfer of the assets of the Citizens Small Cap Core Fund and the Citizens Emerging Growth Fund into the Sentinel Responsible Investing (SRI) Emerging Companies Fund. Sentinel Responsible Investing (SRI) Emerging Companies Fund will be the legal survivor and Citizens Emerging Growth Fund will be the accounting survivor of the reorganization.

The pro-forma combined statements should be read in conjunction with the historical financial statements of the Small Cap Core and Emerging Growth Funds and the notes thereto incorporated by reference in the Registration Statement filed on Form N-14 which include the Emerging Companies Fund. The Small Cap Core Fund, Emerging Growth Fund and Emerging Companies Fund are open-end management investment companies registered under the Investment Company Act of 1940, as amended.

2. PRO-FORMA ADJUSTMENTS: Statement specific pro-forma adjustments are listed at the end of each Pro- Forma Statement or Schedule.

3. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies followed by the acquirer, Emerging Companies Fund, which are in conformity with accounting principles generally accepted in the United States of America.

A. USE OF ESTIMATES–The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

B. SECURITY VALUATION–Equity securities that are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when deemed appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is used for valuation purposes. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Fund’s board. The board has delegated this responsibility to a pricing committee, subject to its review and supervision. Short-term securities maturing in 60 days or less are valued at cost plus accrued interest earned, which approximates market value. Money market securities are valued at amortized cost, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

C. SECURITY TRANSACTIONS AND RELATED INCOME–Securities transactions are accounted for on the next business day following trade date (trade date plus one). Under certain circumstances, exceptions are made so that purchases and sales are booked on trade date. These exceptions include:

(1) when trades occur on a day that happens to coincide with the end of a quarterly financial reporting period; or
(2) on occasion, if Sentinel Administrative Services, Inc., the Fund’s administrator, believes significant price movements are deemed large enough to impact the calculation of the net asset value per share.

Interest income is recorded on the accrual basis, which includes the amortization of bond premiums on fixed-income securities. Dividend income is recorded on the ex-dividend date when verified by two independent sources and adjusted daily for foreign tax withholding, reclaims and currency fluctuations, when applicable. The cost of securities sold is determined, and realized gains and losses are computed, using the identified cost method. Market discount and original issue discount are accreted to income.

D. EXPENSES–Expenses that are specifically attributed to one of the Funds are charged to that Fund. Certain other expenses of the Funds are prorated among the Funds on the basis of relative daily net assets. Other common expenses of Sentinel Group Funds, Inc. are allocated among the Funds on the basis of relative daily net assets.

E. CLASSES–Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

F. DIVIDENDS AND DISTRIBUTIONS–The Funds declare and distribute net investment income, if any, annually, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for mortgage-backed securities, foreign currency transactions, and the reclassification of net investment losses to paid-in-capital.

G. PORTFOLIO RE-POSITIONING – The Reorganization will not require the Small Cap Core Fund or Emerging Growth Fund to dispose of a material portion of its portfolio securities prior to the Reorganization due to non-conformance of those securities with the investment objectives, policies or limitations of the Emerging Companies Fund, nor will the Reorganization require the Small Cap Core Fund or Emerging Growth Fund to sell acquired portfolio securities, other than in the ordinary course of business, in order to rebalance its portfolio to comply with the prospectus limitations of the Emerging Companies Fund. The Emerging Companies Fund may experience temporary increased portfolio turnover as a result of re-positioning of the portfolio of securities it receives in the Reorganization, which may result in the realization of capital gains or losses. However, we cannot be certain of the impact of such re-positioning nor do we expect that such re-positioning would affect a material percentage of the portfolio. In addition, the Emerging Companies Fund will be subject to certain restrictions regarding the sale of portfolio securities it receives from the Small Cap Core Fund and Emerging Growth Fund for a limited period of time in connection with the Reorganization being classified as tax-free for U.S. federal income tax purposes.

SENTINEL INTERNATIONAL EQUITY FUND
Pro-Forma Statement of Assets & Liabilities (unaudited)

				Pro-Forma
	Annual 06/30/07	Annual 06/30/07		Combined
	Target Fund	Acquiring Fund		Sentinel
	Citizens Global	Sentinel International	Pro-Forma	International
	Equity Fund	Equity Fund	Adjustments	Equity Fund
	(000’s)	(000’s)	(000’s)	(000’s)
Assets
Investments at value	$84,498	$185,679		$270,177
Cash and cash equivalents	-	541		541
Foreign currency	24	-		24
Receivable for securities sold	24	799		823
Receivable for tax reclaims	23	71		94
Receivable for fund shares sold	5	239		244
Receivable for dividends	208	511		719
Receivable for securities lending	-	34		34
Prepaid Expenses	12	-		12
Total Assets	$84,794	$187,874		$272,668

Liabilities
Payable for securities purchased	$1,304	$667		$1,971
Payable for fund shares
repurchased	241	67		308
Accrued expenses	31	57		88
Management fee payable	34	101		135
Distribution fee payable	9	56		65
Administrative fee payable	5	14		19
Transfer agent fee payable	45	48		93
Total Liabilities	$1,669	$1,010		$2,679

Net Assets Applicable to All
Outstanding Shares	$83,125	$186,864		$269,989

Standard Shares
(Class A Shares)
Net Assets Applicable to
Standard Shares /
(Class A Shares)	$81,750	$167,497	$961 (a)	$250,208
Shares Outstanding	3,814	7,492	(114) (b)	11,192

Net Asset Value per Share	$21.43*	$22.36*	-	$22.36*

Administrative Shares
Net Assets Applicable to
Administrative Shares	961	-	(961) (a)	-
Shares Outstanding	44	-	(44) (b)	-

Net Asset Value per Share	$21.88*	-	-	-

SENTINEL INTERNATIONAL EQUITY FUND
Pro-Forma Statement of Assets & Liabilities (unaudited)

				Pro-Forma
	Annual 06/30/07	Annual 06/30/07		Combined
	Target Fund	Acquiring Fund		Sentinel
	Citizens Global	Sentinel International	Pro-Forma	International
	Equity Fund	Equity Fund	Adjustments	Equity Fund
	(000’s)	(000’s)	(000’s)	(000’s)
Class B Shares
Net Assets Applicable to
Class B Shares	-	$12,068	-	$12,068
Shares Outstanding	-	554	-	544

Net Asset Value per Share	-	$21.77*	-	$21.77*
Class C Shares
Net Assets Applicable to
Class C Shares	-	$7,299	-	$7,299
Shares Outstanding	-	334	-	334

Net Asset Value per Share	-	$21.87*	-	$21.87*

Institutional Shares
(Class I Shares)
Net Assets Applicable to
Institutional Shares /
(Class I Shares)	$414	-	-	$414
Shares Outstanding	18	-	-	18
Net Asset Value per Share	$22.42*	-	-	$22.42*

* The calculated Net Asset Value per Share is rounded to reflect the Net Asset Value per Share.
(a) Administrative Shares merge into Class A Shares.
(b) The Pro-Forma Combined Statement of Assets and Liabilities assumes the issuance of additional shares of the Sentinel International Equity Fund as if the reorganization had taken place on June 30, 2007 and is based on the net asset value of the Sentinel International Equity Fund.

SENTINEL INTERNATIONAL EQUITY FUND
Pro-Forma Statement of Operations (unaudited)

	Fiscal Year Ended	Fiscal Year Ended		Pro-Forma
	June 30, 2007	June 30, 2007		Combined
	Target Fund	Acquiring Fund		Sentinel
	Citizens Global	Sentinel International	Pro-Forma	International
	Equity Fund	Equity Fund	Adjustments	Equity Fund
	(000’s)	(000’s)	(000’s)	(000’s)
Investment Income
Income:
Dividends	$1,566	$3,934		$5,500
Interest	176	131		307
Securities Lending	-	148		148
Total Income	$1,742	$4,213		$5,955

Expenses:
Management advisory fees	$815	$1,186	$(111) (a)	$1,890
Transfer agent fees (includes
Shareholder service fees)	255	404	(75) (b)	584
Custodian fees	10	53	-	63
Distribution fee Standard Shares
(Class A Shares)	200	452	98 (c)	750
Distribution fee Administrative Shares	3	-	(3) (d)	-
Distribution fee Class B Shares	-	128	-	128
Distribution fee Class C Shares	-	57	-	57
Shareholder service fees *	48	-	(48) (b)	-
Administrative fees*	122	-	(122) (b)	-
Registration and filing fees	35	34	(23) (b)	46
Trustee (Director) fees	13	24	(9) (b)	28
Fund Accounting fees (includes
Administrative fees)	51	39	(10) (b)	80
Other expenses (Audit, Legal,
Printing, etc.)	60	74	(25) (b)	109
Total Expenses	$1,612	$2,451	$(328)	$3,735
Expense Reimbursement	-	-	-	-
Net Expenses	$1,612	$2,451	$(328)	$3,735

Net Investment Income (Loss)	$130	$1,762	$328	$2,220

Net Realized and Unrealized
Gain (Loss) on Investments
Realized gain on
investments	$8,768	$9,336		$18,104
Change in unrealized
appreciation (depreciation)
of investments	3,907	23,740		27,647
Net Realized and Unrealized
Gain (Loss) on Investments	$12,675	$33,076		$45,751

Change in Net Assets resulting
from Operations	$12,805	$34,838	$328	$47,971

*	Shareholder services fees and Administrative fees are included in the Transfer Agent fees and Fund Accounting fees, respectively, of the Sentinel International Equity Fund.
(a)	Management fee based upon contract in effect for the Sentinel International Equity Fund.
(b)	Decrease due to the elimination of duplicative expenses by merging funds.
(c)	Distribution fees based upon contract in effect for the Sentinel International Equity Fund.
(d)	Administrative Shares Distribution fees are converted to Class A Shares of the Sentinel International Equity Fund.

SENTINEL INTERNATIONAL EQUITY FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

						Pro-Forma Combined
		Citizens Global		Sentinel International		Sentinel International
	Pro-Forma	Equity Fund		Equity Fund		Equity Fund
	Combined		Market		Market
	% of Net	Shares/	Value	Shares/	Value	Shares/	Market Value
	Assets	Par	(000’s)	Par	(000’s)	Par	(000’s)
Common Stocks	98.3%
Aerospace Defense	1.9%
BAE Systems PLC				333,000	$2,708	333,000	$2,708
Singapore Technologies
Engineering Ltd.				1,000,000	2,352	1,000,000	2,352
					5,060		5,060
Air Freight	0.7%
TNT NV				45,000	2,036	45,000	2,036

Automobile Manufacturing	1.8%
Toyota Motor Corp.				35,300	2,236	35,300	2,236
Toyota Motor Corp. ADR		8,000	$1,007			8,000	1,007
Volvo AB ADR		82,500	1,641			82,500	1,641
			2,648		2,236		4,884
Banks	12.0%
Australia and New Zealand
Banking Group Ltd. ADR		9,500	1,170			9,500	1,170
Banco Sanander Central
Hispano SA ADR		70,000	1,287			70,000	1,287
Bank of Ireland (a)		45,000	905			45,000	905
Bank of Nova Scotia		20,000	977			20,000	977
Commerzbank AG				50,000	2,386	50,000	2,386
Credit Agricole SA				31,200	1,275	31,200	1,275
Credit Saison Co. Ltd.				45,000	1,173	45,000	1,173
Credit Suisse Group				26,000	1,859	26,000	1,859
Deutsche Postbank AG				15,000	1,316	15,000	1,316
HSBC Holdings PLC				81,700	1,489	81,700	1,489
ICICI Bank Ltd. ADR		20,000	983			20,000	983
Julius Baer Holding Ltd. (a)		22,000	1,578	38,000	2,735	60,000	4,313
National Australia Bank Ltd.				67,000	2,330	67,000	2,330
Nomura Holdings, Inc.				106,000	2,066	106,000	2,066
Royal Bank of Scotland Group PLC				220,000	2,797	220,000	2,797
Standard Chartered PLC				60,000	1,964	60,000	1,964
Sumitomo Mitsui Financial
Group, Inc.				360	3,363	360	3,363
UBS AG ADR		13,000	780			13,000	780
			7,680		24,753		32,433
Chemicals	3.2%
BASF AG				17,500	2,294	17,500	2,294
SGL Carbon AG (b)				75,000	3,116	75,000	3,116
Shin-Etsu Chemical Co Ltd.				27,000	1,932	27,000	1,932
Sigma-Aldrich Corp.		29,000	1,237			29,000	1,237
			1,237		7,342		8,579
Computer Services	0.8%
Akamai Technologies, Inc. (b)		22,500	1,094			22,500	1,094
Cognizant Technology Solutions
Corp., Class A (b)		13,500	1,014			13,500	1,014
			2,108				2,108

SENTINEL INTERNATIONAL EQUITY FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

						Pro-Forma Combined
		Citizens Global		Sentinel International		Sentinel International
	Pro-Forma	Equity Fund		Equity Fund		Equity Fund
	Combined		Market		Market
	% of Net	Shares/	Value	Shares/	Value	Shares/	Market Value
	Assets	Par	(000’s)	Par	(000’s)	Par	(000’s)
Computers	0.4%
International Business Machines Corp.		10,000	$1,053			10,000	$1,053

Construction	1.5%
Daiwa House Industry Co Ltd.				128,000	$1,832	128,000	1,832
Desarrolladora Homex SA de
C.V. ADR (b)		14,000	848			14,000	848
Lafarge SA ADR		30,000	1,367			30,000	1,367
			2,215		1,832		4,047
Electronics	2.7%
Agilent Technologies, Inc. (b)		30,000	1,153			30,000	1,153
Cisco Systems, Inc. (b)		40,000	1,114			40,000	1,114
Hon Hai Precision Industry Co Ltd.				255,000	2,204	255,000	2,204
Samsung Electronics Co Ltd.				4,500	2,757	4,500	2,757
			2,267		4,961		7,228
Energy & Utilities	13.2%
Allegheny Energy, Inc. (b)		15,000	776			15,000	776
Apache Corp.		12,000	979			12,000	979
Acergy SA				75,000	1,704	75,000	1,704
BG Group plc ADR		12,000	981			12,000	981
BP PLC				275,000	3,330	275,000	3,330
ConocoPhillips		24,500	1,924			24,500	1,924
EnCana Corp.		17,500	1,075	30,000	1,845	47,500	2,920
Fortum Oyj				70,000	2,197	70,000	2,197
OMV AG				30,000	2,009	30,000	2,009
Questar Corp.		20,000	1,057			20,000	1,057
RWE AG				31,000	3,294	31,000	3,294
Statoil ASA		32,000	992	80,000	2,489	112,000	3,481
The AES Corp. (b)		50,000	1,094			50,000	1,094
Tokyo Gas Co Ltd.				340,000	1,613	340,000	1,613
Total SA ADR				37,000	2,996	37,000	2,996
Transocean, Inc. (b)		13,000	1,378			13,000	1,378
United Utilities PLC				132,000	1,881	132,000	1,881
Valero Energy Corp.		14,000	1,034			14,000	1,034
Veolia Environnement ADR		12,500	980			12,500	980
			12,270		23,358		35,628
Entertainment	1.4%
Nintendo Co., Ltd. (a)		4,000	1,464			4,000	1,464
Sega Sammy Holdings, Inc.				45,000	729	45,000	729
The Walt Disney Co.		50,000	1,707			50,000	1,707
			3,171		729		3,900
Financial Diversified	1.9%
AFLAC, Inc.		18,000	925			18,000	925
American Express Co.		16,000	979			16,000	979
Deutsche Boerse AG (a)		19,000	2,127			19,000	2,127
JPMorgan Chase & Co.		21,000	1,017			21,000	1,017
			5,048				5,048

SENTINEL INTERNATIONAL EQUITY FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

						Pro-Forma Combined
		Citizens Global		Sentinel International		Sentinel International
	Pro-Forma	Equity Fund		Equity Fund		Equity Fund
	Combined		Market		Market
	% of Net	Shares/	Value	Shares/	Value	Shares/	Market Value
	Assets	Par	(000’s)	Par	(000’s)	Par	(000’s)
Food & Beverages	7.1%
Carrefour SA				26,000	1,835	26,000	1,835
Diageo PLC				124,300	2,588	124,300	2,588
Fomento Economico Mexicano
SA de CV ADR				41,100	$1,616	41,100	$1,616
Groupe Danone				30,000	2,437	30,000	2,437
Groupe Danone ADR		80,000	$1,301			80,000	1,301
Nestle SA (a)		4,000	1,518	10,000	3,815	14,000	5,333
PepsiCo, Inc.		17,000	1,102			17,000	1,102
SABMiller PLC				45,000	1,144	45,000	1,144
TESCO PLC				209,000	1,756	209,000	1,756
			3,921		15,191		19,112
Healthcare	4.6%
Becton, Dickinson & Co.		16,000	1,192			16,000	1,192
C.R. Bard, Inc.		10,000	826			10,000	826
Fresenius AG				53,000	4,089	53,000	4,089
Fresenius Medical Care AG &
Co. KgaA ADR		27,000	1,241			27,000	1,241
Gilead Sciences, Inc. (b)		20,000	775			20,000	775
Laboratory Corp. of America Holdings (b)		15,000	1,174			15,000	1,174
Phonak Holding AG				22,000	1,981	22,000	1,981
Stryker Corp.		18,500	1,167			18,500	1,167
			6,375		6,070		12,445
House Hold Durables	1.3%
Haseko Corp. (b)				550,000	1,630	550,000	1,630
Uni-Charm Corp.				34,000	1,930	34,000	1,930
					3,560		3,560
Insurance	5.4%
Allianz SE				7,000	1,635	7,000	1,635
Allianz SE ADR		57,000	1,327			57,000	1,327
AXA SE				43,000	1,863	43,000	1,863
ING Groep NV		19,000	837	49,000	2,175	68,000	3,012
Lincoln National Corp.		17,000	1,206			17,000	1,206
Millea Holdings, Inc.				47,000	1,932	47,000	1,932
Old Mutual PLC				1,100,000	3,731	1,100,000	3,731
			3,370		11,336		14,706
Manufacturing	9.0%
ABB Ltd.				50,000	1,138	50,000	1,138
Adecco SA				30,000	2,332	30,000	2,332
Danaher Corp.		12,000	906			12,000	906
Deere & Co.		11,000	1,328			11,000	1,328
FANUC Ltd. (a)		9,000	929	12,000	1,240	21,000	2,169
Johnson Matthey PLC		33,000	1,117			33,000	1,117
Kennametal, Inc.		11,500	943			11,500	943
Komatsu Ltd.		45,000	1,307	145,000	4,216	190,000	5,523
L’Air Liquide SA ADR		66,000	1,736			66,000	1,736
MAN AG				17,000	2,437	17,000	2,437
POSCO ADR		4,000	480			4,000	480
Precision Castparts Corp.		8,000	971			8,000	971
Samsung Heavy Industries Co., Ltd. (a)		24,000	1,174			24,000	1,174
Siemens AG				8,000	1,148	8,000	1,148
Taiwan Semiconductor
Manufacturing Co. Ltd. ADR		77,635	864			77,635	864
			$11,755		$12,511		$24,266

SENTINEL INTERNATIONAL EQUITY FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

						Pro-Forma Combined
		Citizens Global		Sentinel International		Sentinel International
	Pro-Forma	Equity Fund		Equity Fund		Equity Fund
	Combined		Market		Market
	% of Net	Shares/	Value	Shares/	Value	Shares/	Market Value
	Assets	Par	(000’s)	Par	(000’s)	Par	(000’s)
Mining	2.4%
Anglo American PLC				65,000	3,844	65,000	3,844
Cia Vale do Rio Doce ADR				60,000	2,673	60,000	2,673
					6,517		6,517
Office Equipment & Supplies	1.7%
CANON, Inc. ADR		29,000	1,701	51,000	2,995	80,000	4,696
Paper & Forest	0.6%
Stora Enso Oyj				89,600	1,695	89,600	1,695

Pharmaceuticals	2.9%
Novartis AG				40,000	2,260	40,000	2,260
Novo Nordisk A/S ADR		8,500	924			8,500	924
Roche Holding AG				11,500	2,047	11,500	2,047
Takeda Pharmaceutical Co Ltd.				38,000	2,457	38,000	2,457
			924		6,764		7,688
Real Estate	2.5%
Cheung Kong Holdings Ltd.				200,000	2,619	200,000	2,619
City Developments, Ltd. (a)		70,000	792			70,000	792
Hypo Real Estate Holding AG				25,000	1,620	25,000	1,620
Shun TAK Holdings Ltd.				1,150,000	1,691	1,150,000	1,691
			792		5,930		6,722
Retail	5.5%
Daimaru, Inc.				130,000	1,555	130,000	1,555
Industria de Deseno Textil SA (Inditex) (a)		14,000	823			14,000	823
Kingfisher PLC				365,100	1,661	365,100	1,661
Kohl’s Corp. (b)		17,000	1,208			17,000	1,208
Luxottica Group SpA ADR		45,000	1,739			45,000	1,739
Marks & Spencer Group pc ADR		20,000	1,512			20,000	1,512
PPR				17,000	2,981	17,000	2,981
Puma AG Rudolf Dassler Sport				7,500	3,350	7,500	3,350
			5,282		9,547		14,829
Services	2.8%
Jupiter Telecommunications Co Ltd. (b)				2,100	1,740	2,100	1,740
Publicis Groupe				40,000	1,768	40,000	1,768
Swire Pacific, Ltd., Class A (a)		70,000	781			70,000	781
WPP Group PLC		99,000	1,481	110,000	1,653	209,000	3,134
			2,262		5,161		7,423

SENTINEL INTERNATIONAL EQUITY FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

						Pro-Forma Combined
		Citizens Global		Sentinel International		Sentinel International
	Pro-Forma	Equity Fund		Equity Fund		Equity Fund
	Combined		Market		Market
	% of Net	Shares/	Value	Shares/	Value	Shares/	Market Value
	Assets	Par	(000’s)	Par	(000’s)	Par	(000’s)
Software	1.7%
Dassault Systemes SA				40,000	2,531	40,000	2,531
SAP AG				39,000	1,998	39,000	1,998
					4,529		4,529
Telecommunications	7.2%
America Movil SA de C.V. ADR		19,000	1,177			19,000	1,177
China Mobile Ltd. ADR				50,000	2,695	50,000	2,695
KDDI Corp.				225	1,668	225	1,668
Nokia Oyj				110,000	3,098	110,000	3,098
PT Telekomunikasi Indonesia ADR		22,000	$948			22,000	$948
Telefonaktiebolaget LM
Ericsson ADR				40,000	$1,596	40,000	1,596
Telefonica SA ADR				42,000	2,804	42,000	2,804
Telenor ASA ADR		20,000	1,177			20,000	1,177
Vodafone Group PLC		300,000	1,009	998,750	3,365	1,298,750	4,374
			4,311		15,226		19,537
Transportation	2.1%
Canadian Pacific Railway, Ltd		12,000	826			12,000	826
East Japan Railway Co.				222	1,713	222	1,713
Macquarie Infrastructure Group				1,025,000	3,128	1,025,000	3,128
			826		4,841		5,667
Money Market Funds	15.3%
State Street Navigator Securities
Lending Prime Portfolio (d)				41,313,803	41,314	41,313,803	41,314

Corporate Short-Term Notes	0.6%
LBC (Lasalle Bank Corp.)
5.285%, 07/5/07				1,500,000	1,499	1,500,000	1,499

Repurchase Agreements	1.2%
Fifth Third Bank, Inc.,
4.80%, 07/02/07
(Date of Agreement 06/29/07,
proceeds at maturity $3,283,
collateralized by Federal
National Mortgage Assoc.
security, 5.00%, 07/01/33,
market value $3,381)		3,282,000	3,282			3,282,000	3,282

Total Investments at Market	115.4%		$84,498		$226,993		$311,491

Total Investments at Cost			$65,791		$172,770		$238,561

(a) Fair valued security. The approximate market value and percentage of investments of securities that were fair valued for the Global Equity Fund were $17,842 and 21.1%.
(b) Non – Income producing security.
(c) All or a portion of this security was on loan at June 30, 2007. The aggregate cost and market value of securities on loan at June 30, 2007 is $26,758,991 and $39,892,424, respectively.
(d) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SsgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents the investment of cash collateral received from securities lending activity

ADR – American Depository Receipt

Sentinel International Equity Fund Percentage of Net Assets

Country	Equity	Short term & other	Total
Australia	2.5%		2.5%
Austria	0.7%		0.7%
Canada	1.8%		1.8%
Cayman Islands	0.5%		0.5%
Denmark	0.3%		0.3%
Finland	2.6%		2.6%
France	7.4%		7.4%
Germany	12.3%		12.3%
Hong Kong	2.5%		2.5%
India	0.4%		0.4%
Indonesia	0.3%		0.3%
Ireland	0.3%		0.3%
Italy	0.6%		0.6%
Japan	16.5%		16.5%
Republic of Korea	0.6%		0.6%
Mexico	0.7%		0.7%
Netherlands	1.9%		1.9%
Norway	2.4%		2.4%
Singapore	1.2%		1.2%
South Korea	1.0%		1.0%
Spain	0.8%		0.8%
Sweden	0.6%		0.6%
Switzerland	8.2%		8.2%
Taiwan	1.1%		1.1%
United Kingdom	14.3%		14.3%
United States	16.8%	1.7%	18.5%
Total	98.3%	1.7%	100.0%

Notes to Pro-Forma Financial Statements

1. BASIS OF COMBINATION: The unaudited Pro-Forma Statement of Assets and Liabilities, Pro-Forma Statement of Operations and Pro-Forma Schedule of Investments give effect to the proposed reorganization of the Citizens Global Equity Fund (“Global Fund”) into the Sentinel International Equity Fund (“International Fund”). The proposed reorganization will be accounted for by the method of accounting for tax-free reorganizations of investment companies. The reorganization provides for the transfer of the assets of the Global Fund into the International Fund. International Fund will be the accounting survivor.

The pro-forma combined statements should be read in conjunction with the historical financial statements of the Global and International Funds and the notes thereto incorporated by reference in the Registration Statement filed on Form N-14. The Global Fund and International Fund are open-end management investment companies registered under the Investment Company Act of 1940, as amended.

2. PRO-FORMA ADJUSTMENTS: Statement specific pro-forma adjustments are listed at the end of each Pro-Forma Statement or Schedule.

3. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies followed by the acquirer, International Equity Fund, which are in conformity with accounting principles generally accepted in the United States of America.

A. USE OF ESTIMATES–The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

B. SECURITY VALUATION–Equity securities that are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when deemed appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is used for valuation purposes. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ board. The board has delegated this responsibility to a pricing committee, subject to its review and supervision. Short-term securities maturing in 60 days or less are valued at cost plus accrued interest earned, which approximates market value. Money market securities are valued at amortized cost, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

C. SECURITY TRANSACTIONS AND RELATED INCOME–Securities transactions are accounted for on the next business day following trade date (trade date plus one). Under certain circumstances, exceptions are made so that purchases and sales are booked on trade date. These exceptions include:

(1) when trades occur on a day that happens to coincide with the end of a quarterly financial reporting period; or
(2) on occasion, if Sentinel Administrative Services, Inc., the Funds’ administrator, believes significant price movements are deemed large enough to impact the calculation of the net asset value per share.

Interest income is recorded on the accrual basis, which includes the amortization of bond premiums on fixed-income securities. Dividend income is recorded on the ex-dividend date when verified by two independent sources and adjusted daily for foreign tax withholding, reclaims and currency fluctuations, when applicable. The cost of securities sold is determined, and realized gains and losses are computed, using the identified cost method. Market discount and original issue discount are accreted to income.

D. EXPENSES–Expenses that are specifically attributed to one of the Funds are charged to that Fund. Certain other expenses of the Funds are prorated among the Funds on the basis of relative daily net assets. Other common expenses of Sentinel Group Funds, Inc. are allocated among the Funds on the basis of relative daily net assets.

E. CLASSES–Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

F. DIVIDENDS AND DISTRIBUTIONS–The Funds declare and distribute net investment income, if any, annually, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for mortgage-backed securities, foreign currency transactions, and the reclassification of net investment losses to paid-in-capital.

G. PORTFOLIO RE-POSITIONING – The Reorganization will require the Global Fund to dispose of a material portion of its portfolio securities prior to the Reorganization due to non-conformance of those securities with the investment objectives, policies or limitations of the International Fund, which may result in the realization of capital gains or losses. If such securities had been sold on June 30, 2007, the Fund would have incurred an estimated tax loss of $[          ]. The International Fund may experience temporary increased portfolio turnover as a result of repositioning of the portfolio of securities it receives in the Reorganization, which may result in the realization of capital gains or losses. However, we cannot be certain of the impact of such re-positioning nor do we expect that such re-positioning would affect a material percentage of the portfolio. In addition, the International Fund will be subject to certain restrictions regarding the sale of portfolio securities it receives from the Global Fund for a limited period of time in connection with the Reorganization being classified as tax-free for U.S. federal income tax purposes.

SENTINEL GOVERNMENT SECURITIES FUND
Pro-Forma Statement of Assets & Liabilities (unaudited)

		Annual 06/30/07		Pro-Forma
	Annual 06/30/07	Acquiring Fund		Combined
	Target Fund	Sentinel Government	Pro-Forma	Sentinel Government
	Citizens Income Fund	Securities Fund	Adjustments	Securities Fund
	(000’s)	(000’s)	(000’s)	(000’s)
Assets
Investments at value	$49,068	$347,356		$396,424
Cash and cash equivalents	-	249		249
Receivable for securities sold	-	15,102		15,102
Receivable for fund shares sold	2	141		143
Receivable for interest	320	2,249		2,569
Receivable for securities lending	-	21		21
Prepaid Expenses	7	-		7
Total Assets	$49,397	$365,118	-	$414,515

Liabilities
Dividends payable to shareholders	12	-		12
Payable for securities purchased	2,460	29,325		31,785
Payable for fund shares repurchased	101	119		220
Accrued expenses	16	108		124
Management fee payable	12	146		158
Distribution fee payable	5	36		41
Administrative fee payable	3	4		7
Transfer Agent fee payable	22	54		76
Total Liabilities	$2,631	$29,792	-	$32,423

Net Assets Applicable to All
Outstanding Shares	$46,766	$335,326	-	$382,092

Standard Shares
(Class A Shares)
Net Assets Applicable to
Standard Shares /
(Class A Shares)	$46,766	$219,713		$266,479
Shares Outstanding	4,887	21,925	(220)	26,592

Net Asset Value per Share	$9.57*	$10.02*	-	$10.02*

Class C Shares
Net Assets Applicable to
Class C Shares	-	$2,941	-	$2,941
Shares Outstanding	-	294	-	294

Net Asset Value per Share	-	$10.00*	-	$10.00*

SENTINEL GOVERNMENT SECURITIES FUND
Pro-Forma Statement of Assets & Liabilities (unaudited)

		Annual 06/30/07		Pro-Forma
	Annual 06/30/07	Acquiring Fund		Combined
	Target Fund	Sentinel Government	Pro-Forma	Sentinel Government
	Citizens Income Fund	Securities Fund	Adjustments	Securities Fund
	(000’s)	(000’s)	(000’s)	(000’s)
Class I Shares
Net Assets Applicable to
Class I Shares	-	$112,672	-	$112,672
Shares Outstanding	-	11,249	-	11,249
Net Asset Value per Share	-	$10.02*	-	$10.02*

*    The calculated Net Asset Value per Share is rounded to reflect the actual Net Asset Value per Share.
(a) The Pro-Forma Combined Statement of Assets and Liabilities assumes the issuance of additional shares of the Sentinel Government Securities Fund as if the reorganization had taken place on June 30, 2007 and is based on the net asset value of the Sentinel Government Securities Fund.

SENTINEL GOVERNMENT SECURITIES FUND
Pro-Forma Statement of Operations (unaudited)

		Fiscal Year Ended
	Fiscal Year Ended	June 30, 2007		Pro-Forma
	June 30, 2007	Acquiring Fund		Combined
	Target Fund	Sentinel Government	Pro-Forma	Sentinel Government
	Citizens Income Fund	Securities Fund	Adjustments	Securities Fund
	(000’s)	(000’s)	(000’s)	(000’s)
Investment Income
Income:
Dividends
Interest	$2,660	$13,201		$15,861
Total Income	$2,660	$13,201		$15,861

Expenses:
Management advisory fees	$317	$1,210	$(64) (a)	$1,463
Transfer agent fees *	99	348	(25) (b)	422
Custodian fees	4	12	-	16
Distribution fees – Standard
Shares (Class A Shares)	122	422	(16) (c)	528
Distribution fees Class C Shares	-	11	-	11
Shareholder service fees *	26	-	(26) (b)	-
Administrative fees *	73	-	(73) (b)	-
Registration and filing fees	16	28	(9) (b)	35
Trustees’ (Directors’) fees	8	40	(4) (b)	44
Fund Accounting fees *	29	68	(8) (b)	89
Other expenses (Audit, Legal,
Printing, etc.)	30	101	(14) (b)	117
Total Expenses	$724	$2,240	$(239)	$2,725
Expense Reimbursement	-	-	-	-
Net Expenses	$724	$2,240	$(239)	$2,725

Net Investment Income (Loss)	$1,936	$10,961	-	$13,136

Net Realized and Unrealized
Gain (Loss) on Investments
Realized gain on investments	$67	$71		$138
Change in unrealized
appreciation (depreciation)
of investments	290	(1,986)		(1,696)
Net Realized and Unrealized
Gain (Loss) on Investments	$357	$(1,915)		$(1,558)

Change in Net Assets resulting
from Operations	$2,293	$9,046	$239	$11,578

*	Shareholder services fees and Administrative fees are included in the Transfer Agent fees and Fund Accounting fees, respectively, of the Sentinel Government Securities Fund.
(a) Management fee based upon contract in effect for the Sentinel Government Securities Fund.
(b) Decrease due to the elimination of duplicative expenses by merging funds.
(c) Distribution fees based upon contract in effect for the Sentinel Government Securities Fund.

SENTINEL GOVERNMENT SECURITIES FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

						Pro-Forma Combined
				Sentinel Government		Sentinel Government
	Pro-Forma	Citizens Income Fund		Securities Fund		Securities Fund
	Combined	Principal	Market	Principal	Market	Principal
	% of Net	Amount	Value	Amount	Value	Amount	Market Value
	Assets	(000’s)	(000’s)	(000’s)	(000)	(000’s)	(000)
Corporate Collateralized
Mortgage Obligations	2.7%
Capital One Multi-Asset
Execution Trust,
5.5%, 09/15/11 (c)		700	$702			700	$702
Chase Manhattan Auto Owner
Trust, 4.88%, 06/15/12		240	238			240	238
Citibank Credit Card Issuance
Trust, 3.5%, 08/16/10		285	279			285	279
Citigroup Commercial Mortgage
Trust, 4.22%, 09/20/51 (b)		500	487			500	487
Crusade Global Trust,
5.42%, 11/15/37 (c)		437	437			437	437
5.49%, 11/19/37 (c)		325	326			325	326
First Horizon Alternative
Mortgage Securities,
4.73%, 06/25/34 (c)		661	652			661	652
First Union National Bank
Commercial Mortgage,
6.94%, 10/15/32		36	36			36	36
6.42%, 08/15/33		296	303			296	303
Greenwich Capital Commercial
Funding Corp.,
4.95%, 01/11/35		525	508			525	508
3.92%, 08/10/42		267	263			267	263
GS Mortgage Securities Corp.
II, 4.61%, 01/10/40		800	761			800	761
Harley-Davidson Motorcycle
Trust, 3.2%, 05/15/12		555	542			555	542
LB-UBS Commercial Mortgage
Trust,
6.65%, 11/15/27		425	440			425	440
6.37%, 12/15/28		900	925			900	925
5.02%, 09/15/40 (c)		407	386			407	386
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
4.71%, 07/12/46 (c)		685	672			685	672
5.53%, 03/12/51 (c)		280	271			280	271
MLCC Mortgage Investors, Inc.,
5.55%, 03/25/30 (c)		220	220			220	220
Puma Finance Limited,
5.56%, 08/09/35 (c) (b)		755	755			755	755
Wachovia Bank Commercial
Mortgage Trust,
4.96%, 11/15/35		500	479			500	479
5.18%, 07/15/42		510	488			510	488
			10,170				10,170

SENTINEL GOVERNMENT SECURITIES FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

						Pro-Forma Combined
				Sentinel Government		Sentinel Government
	Pro-Forma	Citizens Income Fund		Securities Fund		Securities Fund
	Combined	Principal	Market	Principal	Market	Principal
	% of Net	Amount	Value	Amount	Value	Amount	Market Value
	Assets	(000’s)	(000’s)	(000’s)	(000)	(000’s)	(000)
Corporate Bonds	1.5%
Airlines	0.1%
Northwest Airlines, Inc.,
6.26%, 11/20/21		480	482			480	482

Banking	0.2%
Banco Mercantil Del Norte,
6.86%, 10/13/21 (b)		600	$600			600	$600
Bank of America Corp.,
5.3%, 03/15/17		375	358			375	358
			958				958
Broadcasting	0.1%
Rogers Cable, Inc.,
5.5%, 03/15/14		250	242			250	242
Computers	0.1%
Dell, Inc.,
7.1%, 04/15/28		350	368			350	368

Energy & Utilities	0.1%
Chesapeake Energy Corp.,
6.5%, 08/15/17		110	104			110	104

Financial - Diversified	0.1%
Citigroup, Inc.,
5.5%, 02/15/17		355	344			355	344

Insurance	0.2%
W.R. Berkley Corp.,
5.6%, 05/15/15		300	290			300	290
Fidelity National Financial,
5.25%, 03/15/13		250	238			250	238
Lincoln National Corp.,
7%, 05/17/66		350	359			350	359
			887				887
Multimedia	0.2%
Comcast Corp.,
6.45%, 03/15/37		355	342			355	342
Time Warner Cable, Inc.,
5.85%, 05/01/17 (b)		355	345			355	345
			687				687
Real Estate	0.1%
iStar Financial, Inc.,
5.875%, 03/15/16		355	342			355	342

REITS – Diversified	0.1%
CBG Florida REIT Corp.,
7.11%, 02/15/49 (b)		375	370			375	370

Telecommunications	0.2%
Embarq Corp.,
8%, 06/01/36		355	360			355	360
Sprint Nextel Corp.,
7.38%, 08/01/15		310	310			310	310
			670				670
Total Corporate Bonds			5,454				5,454

SENTINEL GOVERNMENT SECURITIES FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

						Pro-Forma Combined
				Sentinel Government		Sentinel Government
	Pro-Forma	Citizens Income Fund		Securities Fund		Securities Fund
	Combined	Principal	Market	Principal	Market	Principal
	% of Net	Amount	Value	Amount	Value	Amount	Market Value
	Assets	(000’s)	(000’s)	(000’s)	(000)	(000’s)	(000)
U.S. Government Obligations	98.8%
U.S. Government Agency Obligations	87.4%
Federal Farm Credit Bank	3.8%
5.09%, 07/12/07				14,500	$14,477	14,500	$14,477

Federal Home Loan Mortgage Corporation	32.6%
4.25%, 07/15/09 (a)				2,000	1,965	2,000	1,965
11%, 11/01/09				1	1	1	1
4.5%, 07/15/13 (a)				10,000	9,573	10,000	9,573
11%, 09/01/15				2	2	2	2
11%, 11/01/15				2	2	2	2
4.75%, 01/19/16 (a)				9,000	8,599	9,000	8,599
11%, 11/01/17				1	1	1	1
11%, 12/01/17				4	4	4	4
5.5%, 12/15/18				9,015	8,909	9,015	8,909
5.75%, 12/15/18				11,978	11,883	11,978	11,883
4.5%, 04/01/20		1,254	$1,191			1,254	1,191
5.5%, 04/15/23				13,000	12,956	13,000	12,956
6.5%, 06/15/26				4,000	4,087	4,000	4,087
6%, 09/15/30				10,000	10,046	10,000	10,046
5.5%, 03/15/32				10,000	9,728	10,000	9,728
6.5%, 06/15/32				12,155	12,372	12,155	12,372
6%, 11/15/32				11,037	11,066	11,037	11,066
5%, 08/15/33				11,000	10,073	11,000	10,073
5%, 10/01/35		1,750	1,645			1,750	1,645
6%, 07/01/36		1,779	1,764			1,779	1,764
6%, 11/15/36				7,593	7,432	7,593	7,432
5.5%, 03/01/37		1,230	1,186			1,230	1,186
			5,786		118,699		124,485
Federal National Mortgage Association	43.8%
3.3% 06/02/09				5,000	4,831	5,000	4,831
9.25%, 10/01/09				10	10	10	10
7%, 10/01/10				79	80	79	80
4.75%, 12/15/10 (a)				5,000	4,933	5,000	4,933
5.5%, 03/15/11 (a)				5,000	5,047	5,000	5,047
7%, 05/01/11				39	40	39	40
5.76%, 12/25/11		200	203			200	203
6.875%, 09/10/12				1,000	1,003	1,000	1,003
5%, 04/15/15 (a)				5,000	4,887	5,000	4,887
10%, 04/01/18				20	21	20	21
6%, 01/01/19				51	51	51	51
4.5%, 01/01/20		1,443	1,370			1,443	1,370

SENTINEL GOVERNMENT SECURITIES FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

						Pro-Forma Combined
				Sentinel Government		Sentinel Government
	Pro-Forma	Citizens Income Fund		Securities Fund		Securities Fund
	Combined	Principal	Market	Principal	Market	Principal
	% of Net	Amount	Value	Amount	Value	Amount	Market Value
	Assets	(000’s)	(000’s)	(000’s)	(000)	(000’s)	(000)
5%, 08/01/20		1,405	1,359			1,405	1,359
6.5%, 08/01/20				103	105	103	105
6.5%, 03/25/23				10,283	10,493	10,283	10,493
6.5%, 06/25/23				5,714	5,841	5,714	5,841
6.5%, 02/25/24				11,000	11,188	11,000	11,188
8%, 11/01/24				58	61	58	61
6%, 09/01/24				835	836	835	836
6.5%, 11/25/25				10,000	$10,176	10,000	$10,176
6%, 12/25/30				5,000	5,000	5,000	5,000
6%, 10/25/32				13,394	13,384	13,394	13,384
5.5%, 01/25/33				12,801	11,810	12,801	11,810
5.5%, 10/01/33				1,038	1,006	1,038	1,006
5.5%, 10/01/33				2,366	2,293	2,366	2,293
4.4%, 11/25/33		760	$753			760	753
6%, 12/01/33				894	887	894	887
6%, 10/01/34				11,042	10,963	11,042	10,963
5.5%, 03/01/36		1,787	1,724			1,787	1,724
5.5%, 04/01/36		1,766	1,708			1,766	1,708
6%, 07/01/36		1,888	1,870			1,888	1,870
6.5%, 09/25/36				12,315	12,613	12,315	12,613
5.5%, 10/01/36				14,714	14,201	14,714	14,201
5.5%, 02/01/37				9,772	9,427	9,772	9,427
5.5%, 03/01/37				3,001	2,896	3,001	2,896
5.5%, 06/01/37		1,350	1,294			1,350	1,294
6.5%, 06/01/37				13,000	13,125	13,000	13,125
			10,281		157,208		167,489
Government National
Mortgage Corporation	7.2%
13%, 10/15/13				1	1	1	1
7%, 02/20/17				36	37	36	37
6.5%, 08/15/23				372	379	372	379
6.5%, 11/15/25				795	811	795	811
6.5%, 06/15/29				356	364	356	364
5.5%, 10/20/30				10,000	9,917	10,000	9,917
5.5%, 11/16/31				15,000	14,753	15,000	14,753
6%, 04/15/34				1,188	1,183	1,188	1,183
					27,445		27,445
Total U.S. Government
Agency Obligations
			16,067		317,829		333,896
U.S. Treasury Obligations	11.4%
4.5%, 04/30/09		6,481	6,437			6,481	6,437
5%, 08/15/11 (a)				4,000	4,019	4,000	4,019
4.5%, 04/30/12 (a)		4,164	4,087	12,000	11,781	16,164	15,868
4.375%, 08/15/12 (a)				10,000	9,777	10,000	9,777
4.75%, 05/15/14 (a)				4,000	3,951	4,000	3,951
4.5%, 05/15/17		2,036	1,952			2,036	1,952
4.5%, 02/15/36		2,083	1,886			2,083	1,886
			14,362		29,528		43,890

SENTINEL GOVERNMENT SECURITIES FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

						Pro-Forma Combined
				Sentinel Government		Sentinel Government
	Pro-Forma	Citizens Income Fund		Securities Fund		Securities Fund
	Combined	Principal	Market	Principal	Market	Principal
	% of Net	Amount	Value	Amount	Value	Amount	Market Value
	Assets	(000’s)	(000’s)	(000’s)	(000)	(000’s)	(000)
Money Market Funds	16.1%
State Street Navigator Securities
Lending Prime Portfolio (d)				61,544	61,544	61,544	61,544

Repurchase Agreements	0.8%
Fifth Third Bank, Inc.,
4.80%, 07/02/07
(Date of Agreement 06/29/07,
proceeds at maturity $3,017,
collateralized by Federal
National Mortgage Assoc.
security, 5.00%, 07/01/33,
market value $3,106)		3,015	$3,015			3,015	$3,015

Total Investments at Market	119.9%		$49,068		$408,901		$457,969

Total Investments at Cost			$49,517		$411,225		$460,742

(a) For the Sentinel Government Securities Fund, all or a portion of this security was on loan at June 30, 2007. The aggregate cost and market value of securities on loan at June 30, 2007 is $60,594 and $59,706, respectively.
(b) Rule 144A Security
(c) Variable rate security. The rate presented represents the rate in effect at June 30, 2007.
(d) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SsgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents the investment of cash collateral received from securities lending activity.

Notes to Pro-Forma Financial Statements

1. BASIS OF COMBINATION: The unaudited Pro-Forma Statement of Assets and Liabilities, Pro-Forma Statement of Operations and Pro-Forma Schedule of Investments give effect to the proposed reorganization of the Citizens Income Fund (“Income Fund”) into the Sentinel Government Securities Fund (“Government Fund”). The proposed reorganization will be accounted for by the method of accounting for tax-free reorganizations of investment companies. The reorganization provides for the transfer of the assets of the Income Fund into the Government Fund. Government Fund will be the accounting survivor.

The pro-forma combined statements should be read in conjunction with the historical financial statements of the Income and Government Funds and the notes thereto incorporated by reference in the Registration Statement filed on Form N-14. The Income Fund and Government Fund are open-end management investment companies registered under the Investment Company Act of 1940, as amended.

2. PRO-FORMA ADJUSTMENTS: Statement specific pro-forma adjustments are listed at the end of each Pro-Forma Statement or Schedule.

3. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies followed by the acquirer, Government Fund, which are in conformity with accounting principles generally accepted in the United States of America.

A. USE OF ESTIMATES–The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

B. SECURITY VALUATION–Equity securities that are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when deemed appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is used for valuation purposes. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Fund’s board. The board has delegated this responsibility to a pricing committee, subject to its review and supervision. Short-term securities maturing in 60 days or less are valued at cost plus accrued interest earned, which approximates market value. Money market securities are valued at amortized cost, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

C. SECURITY TRANSACTIONS AND RELATED INCOME–Securities transactions are accounted for on the next business day following trade date (trade date plus one). Under certain circumstances, exceptions are made so that purchases and sales are booked on trade date. These exceptions include:

(1) when trades occur on a day that happens to coincide with the end of a quarterly financial reporting period; or
(2) on occasion, if Sentinel Administrative Services, Inc., the Fund’s administrator, believes significant price movements are deemed large enough to impact the calculation of the net asset value per share.

Interest income is recorded on the accrual basis, which includes the amortization of bond premiums on fixed-income securities. Dividend income is recorded on the ex-dividend date when verified by two independent sources and adjusted daily for foreign tax withholding, reclaims and currency fluctuations, when applicable. The cost of securities sold is determined, and realized gains and losses are computed, using the identified cost method. Market discount and original issue discount are accreted to income.

D. EXPENSES–Expenses that are specifically attributed to one of the Funds are charged to that Fund. Certain other expenses of the Funds are prorated among the Funds on the basis of relative daily net assets. Other common expenses of Sentinel Group Funds, Inc. are allocated among the Funds on the basis of relative daily net assets.

E. CLASSES–Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

F. DIVIDENDS AND DISTRIBUTIONS–The Funds declare and distribute net investment income, if any, monthly, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for mortgage-backed securities, foreign currency transactions, and the reclassification of net investment losses to paid-in-capital.

G. PORTFOLIO RE-POSITIONING – The Reorganization will require the Income Fund to dispose of a material portion of its portfolio securities prior to the Reorganization due to non-conformance of those securities with the investment objectives, policies or limitations of the Government Fund, which may result in the realization of capital gains or losses. If such securities had been sold on June 30, 2007, the Fund would have incurred an estimated tax loss of $[          ]. The Government Fund may experience temporary increased portfolio turnover as a result of repositioning of the portfolio of securities it receives in the Reorganization, which may result in the realization of capital gains or losses. However, we cannot be certain of the impact of such re-positioning nor do we expect that such re-positioning would affect a material percentage of the portfolio. In addition, the Government Fund will be subject to certain restrictions regarding the sale of portfolio securities it receives from the Income Fund for a limited period of time in connection with the Reorganization being classified as tax-free for U.S. federal income tax purposes.

SENTINEL U.S. TREASURY MONEY MARKET FUND
Pro-Forma Statement of Assets & Liabilities (unaudited)

				Pro-Forma
	Annual 06/30/07	Annual 06/30/07		Combined
	Target Fund	Acquiring Fund		Sentinel U.S.
	Citizens Money	Sentinel U.S. Treasury	Pro-Forma	Treasury Money
	Market Fund	Money Market Fund	Adjustments	Market Fund
	(000’s)	(000’s)	(000’s)	(000’s)
Assets
Investments at value	$80,738	$73,380		$154,118
Cash and cash equivalents	1,784	1,029		2,813
Receivable for fund shares sold	201	-		201
Receivable for interest /
securities lending	220	7		227
Other Assets net of liabilities	16	-		16
Total Assets	$82,959	$74,416	-	$157,375

Liabilities
Collateral on securities loaned	-	$14,290		$14,290
Payable for securities purchased	-	871		871
Payable for fund shares repurchased	$337	-		337
Income Distribution payable	9	187		196
Accrued expenses	30	22		52
Management fee payable	12	20		32
Administrative / Fund
Accounting fee payable	5	12		17
Transfer agent fee payable	34	7		41
Total Liabilities	$427	$15,409	-	$15,836

Net Assets Applicable to All
Outstanding Shares	$82,532	$59,007		$ 141,539

Standard Shares
(Class A Shares)
Net Assets Applicable to
Standard Shares / (Class A Shares)	$73,016	$56,438	$9,516 (a)	$138,970
Shares Outstanding	73,113	56,438	9,419 (b)	138,970
Net Asset Value per Share	$1.00*	$1.00*		$1.00*

Class B Shares
Net Assets Applicable to Class
B Shares	-	$2,569	-	$2,569
Shares Outstanding	-	2,569	-	2,569
Net Asset Value per Share	-	$1.00*	-	$1.00*

Institutional Shares
Net Assets Applicable to
Institutional Shares	$9,516	-	$(9,516) (a)	-
Shares Outstanding	9,521	-	(9,521) (b)	-
Net Asset Value per Share	$1.00*	-		-

*    The calculated Net Asset Value per Share is rounded to reflect the actual Net Asset Value per Share.
(a)  Institutional Shares merge into Class A Shares.
(b) The Pro-Forma Combined Statements of Assets and Liabilities assume the issuance of additional shares of the Sentinel U.S. Treasury Money Market Fund as if the reorganization had taken place on July 1, 2007 and are based on the net asset value of the Sentinel U.S. Treasury Money Market Fund.

SENTINEL U.S. TREASURY MONEY MARKET FUND
Pro-Forma Statement of Operations (unaudited)

	Fiscal Year Ended	Fiscal Year Ended		Pro-Forma
	June 30, 2007	June 30, 2007		Combined
	Target Fund	Acquiring Fund		Sentinel U.S.
	Citizens Money	Sentinel U.S. Treasury	Pro-Forma	Treasury Money
	Market Fund	Money Market Fund	Adjustments	Market Fund
	(000’s)	(000’s)	(000’s)	(000’s)
Investment Income
Income:
Interest / Securities Lending	$4,582	$3,542		$8,124
Total Income	$4,582	$3,542		$8,124

Expenses:
Management advisory fees	$301	$281	43 (a)	$625
Transfer agent fees (includes
Shareholder service fees)	168	276	(100) (b)	344
Custodian fees	11	1	-	12
Shareholder service fees
(included in Transfer agent fees)*	43	-	(43) (b)	-
Administrative fees (included in
Fund Accounting fees)*	129	-	(129) (b)	-
Registration and filing fees	33	16	(16) (b)	33
Trustee’s (Director’s) fees	15	15	(12) (b)	18
Fund Accounting fees (includes
Administrative fees)	37	19	(3) (b)	53
Other expenses (Audit, Legal,
Printing, etc.)	55	40	(35) (b)	60
Total Expenses	$792	$648	$(295)	$1,145
Expense Reimbursement	-	-	-	-
Net Expenses	$792	$648	$(295)	$1,145

Net Investment Income (Loss)	$3,790	$2,894	$295	$6,979

Net Realized and Unrealized
Gain (Loss) on Investments
Realized gain (loss) on investments	$1	-		$1
Change in unrealized
appreciation (depreciation)
of investments	-	-		-
Net Realized and Unrealized
Gain (Loss) on Investments	$1	-		$1

Change in Net Assets resulting
from Operations	$3,791	$2,894	$295	$6,980

*	Shareholder services fees and Administrative fees are included in the Transfer Agent fees and Fund Account fees, respectively, of the Sentinel U.S. Treasury Money Market Fund.
(a)	Management fee based upon contract in effect for the Sentinel U.S. Treasury Money Market Fund.
(b)	Decrease due to the elimination of duplicative expenses by merging funds.

SENTINEL U.S. TREASURY MONEY MARKET FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

						Pro-Forma Combined
		Citizens Money		Sentinel U.S. Treasury		Sentinel U.S. Treasury
	Pro-Forma	Market Fund		Money Market Fund		Money Market Fund
	Combined	Principle	Market	Principle	Market	Principle
	% of Net	Amount	Value	Amount	Value	Amount	Market Value
	Assets	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Certificate of Deposit	3.0%
Abbey National,
5.35%, 10/24/07		1,000	$1,000			1,000	$1,000
City National Bank of New Jersey,
4.5%, 03/13/08 (a)		100	100			100	100
PNC Bank,
5.27%, 09/27/07		1,000	1,000			1,000	1,000
Self Help Credit Union,
5.08%, 09/14/07 (a)		100	100			100	100
Wilmington Trust Corp.,
5.31%, 09/04/07		1,000	1,000			1,000	1,000
5.29%, 10/05/07		1,000	1,000			1,000	1,000
			4,200				4,200
Commercial Paper	41.8%
American Express Credit,
5.36%, 05/16/08		2,000	1,959			2,000	1,959
American General Finance Corp.,
5.41%, 07/05/07		1,700	1,699			1,700	1,699
5.41%, 07/06/07		1,114	1,113			1,114	1,113
5.41%, 07/17/07		763	761			763	761
APRECO LLC,
5.39%, 08/10/07 (b)		1,100	1,094			1,100	1,094
5.4%, 09/17/07 (b)		1,500	1,483			1,500	1,483
Atlantis One Funding Corp.,
5.37%, 07/26/07 (b)		400	399			400	399
5.38%, 08/02/07 (b)		400	398			400	398
5.38%, 10/18/07 (b)		1,119	1,101			1,119	1,101
Banco Santander Puerto Rico,
5.4%, 07/26/07		473	471			473	471
5.39%, 08/27/07		685	679			685	679
Barclays Capital plc,
5.37%, 07/25/07		1,715	1,709			1,715	1,709
Barton Capital LLC,
5.52%, 07/12/07 (b)		778	777			778	777
5.39%, 07/17/07 (b)		774	772			774	772
5.39%, 07/19/07 (b)		1,255	1,252			1,255	1,252
5.38%, 08/07/07 (b)		1,233	1,226			1,233	1,226
CAFCO Inc.,
5.36%, 07/06/07 (b)		1,023	1,022			1,023	1,022
5.37%, 07/11/07 (b)		910	909			910	909
5.38%, 07/19/07 (b)		1,153	1,150			1,153	1,150
5.41%, 08/14/07 (b)		541	537			541	537
Chariot Funding,
5.39%, 07/11/07 (b)		502	501			502	501

SENTINEL U.S. TREASURY MONEY MARKET FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

						Pro-Forma Combined
		Citizens Money		Sentinel U.S. Treasury		Sentinel U.S. Treasury
	Pro-Forma	Market Fund		Money Market Fund		Money Market Fund
	Combined	Principle	Market	Principle	Market	Principle
	% of Net	Amount	Value	Amount	Value	Amount	Market Value
	Assets	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Cooperative Association of
Tractor Dealers,
5.41%, 07/17/07		500	$499			500	$499
5.41%, 07/19/07		108	108			108	108
5.39%, 07/24/07		1,500	1,494			1,500	1,494
5.41%, 08/02/07		1,022	1,017			1,022	1,017
5.46%, 08/06/07		280	279			280	279
5.44%, 08/29/07		100	99			100	99
5.53%, 08/30/07		159	158			159	158
Countrywide Home Loans,
5.41%, 07/05/07		500	500			500	500
5.42%, 07/20/07		1,000	997			1,000	997
CRC Funding,
5.38%, 07/10/07 (b)		460	459			460	459
5.39%, 07/31/07 (b)		596	593			596	593
5.41%, 08/24/07 (b)		373	370			373	370
Falcon Asset Securitization Corp.,
5.4%, 07/20/07 (b)		335	334			335	334
5.42%, 08/13/07 (b)		250	248			250	248
Fountain Square,
5.38%, 07/02/07 (b)		2,500	2,501			2,500	2,501
5.37%, 07/16/07 (b)		1,169	1,166			1,169	1,166
Harley Davidson Funding Corp.,
5.35%, 07/05/07 (b)		400	400			400	400
ING America Insurance,
5.38%, 07/10/07		1,788	1,785			1,788	1,785
5.37%, 07/16/07		1,450	1,447			1,450	1,447
5.37%, 08/13/07		560	557			560	557
Ivory Funding,
5.38%, 07/03/07 (b)		1,536	1,536			1,536	1,536
5.38%, 07/09/07 (b)		1,250	1,249			1,250	1,249
5.39%, 09/04/07 (b)		261	259			261	259
J.P. Morgan Chase & Co.,
5.36%, 08/16/07		1,269	1,261			1,269	1,261
McGraw Hill Cos., Inc.,
5.39%, 07/03/07		939	939			939	939
5.37%, 08/08/07		1,132	1,126			1,132	1,126
Merrill Lynch & Co., Inc.,
5.36%, 08/20/07		1,100	1,092			1,100	1,092
5.37%, 08/28/07		1,600	1,586			1,600	1,586
Metlife Funding Inc.,
5.37%, 08/15/07 (b)		1,448	1,439			1,448	1,439
5.38%, 09/17/07 (b)		771	762			771	762
The Procter & Gamble Co.,
5.34%, 08/01/07 (b)		735	732			735	732
5.35%, 08/30/07 (b)		2,269	2,250			2,269	2,250

SENTINEL U.S. TREASURY MONEY MARKET FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

						Pro-Forma Combined
		Citizens Money		Sentinel U.S. Treasury		Sentinel U.S. Treasury
	Pro-Forma	Market Fund		Money Market Fund		Money Market Fund
	Combined	Principle	Market	Principle	Market	Principle
	% of Net	Amount	Value	Amount	Value	Amount	Market Value
	Assets	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Societe Generale,
5.37%, 07/24/07		909	906			909	906
5.38%, 08/06/07		1,919	1,908			1,919	1,908
5.34%, 08/14/07		225	224			225	224
5.35%, 11/05/07		869	853			869	853
Stanley Works,
5.36%, 08/24/07 (b)		1,182	$1,173			1,182	$1,173
UBS Finance Corp.,
5.37%, 07/09/07		1,000	999			1,000	999
5.38%, 07/11/07		800	799			800	799
5.41%, 10/15/07		400	394			400	394
5.40%, 10/23/07		1,650	1,622			1,650	1,622
			59,132				59,132
Municipal Notes	4.6%
Massachusetts State
Development Finance Agency,
5.38%, 12/01/40 (c)		3,000	3,000			3,000	3,000
New York State Housing
Finance Agency,
5.32%, 11/15/29 (c)		3,500	3,500			3,500	3,500
			6,500				6,500
U.S. Government Agency Obligations	15.6%
5.125%, 07/13/07				2,100	2,096	2,100	2,096
5.164%, 07/16/07				5,000	4,989	5,000	4,989
5.14%, 08/01/07				526	524	526	524
5.15%, 08/01/07				2,600	2,588	2,600	2,588
4.75%, 08/03/07		2,000	1,999			2,000	1,999
4.35%, 08/15/07		1,135	1,134			1,135	1,134
5.145%, 08/15/07				1,000	994	1,000	994
5.25%, 12/26/07		2,390	2,390			2,390	2,390
3.25%, 01/15/08		1,000	989			1,000	989
4.31%, 03/24/08		900	894			900	894
4.00%, 06/30/08		1,000	1,000			1,000	1,000
5.30%, 11/07/08		1,500	1,500			1,500	1,500
5.50%, 04/16/12		1,000	1,000			1,000	1,000
			10,906		11,191		22,097
U.S. Treasury Obligations	33.4%
4.77%, 07/05/07				5,000	4,997	5,000	4,997
4.57%, 07/12/07 (d)				7,025	7,015	7,025	7,015
4.71%, 07/19/07				1,175	1,172	1,175	1,172
4.715%, 07/19/07 (d)				4,250	4,240	4,250	4,240
4.555%, 08/02/07 (d)				3,000	2,988	3,000	2,988
4.45%, 08/09/07 (d)				4,475	4,454	4,475	4,454
4.64%, 08/16/07				3,330	3,310	3,330	3,310
4.755%, 08/16/07 (d)				4,300	4,274	4,300	4,274
4.745%, 08/23/07 (d)				3,450	3,426	3,450	3,426
4.6%, 09/06/07				350	347	350	347
4.555%, 09/20/07				1,500	1,485	1,500	1,485
4.585%, 09/20/07				5,000	4,948	5,000	4,948
4.64%, 10/11/07				4,500	4,441	4,500	4,441
4.66%, 10/11/07				230	227	230	227
					47,324		47,324

SENTINEL U.S. TREASURY MONEY MARKET FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

						Pro-Forma Combined
		Citizens Money		Sentinel U.S. Treasury		Sentinel U.S. Treasury
	Pro-Forma	Market Fund		Money Market Fund		Money Market Fund
	Combined	Principle	Market	Principle	Market	Principle
	% of Net	Amount	Value	Amount	Value	Amount	Market Value
	Assets	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Money Market Funds	10.1%
State Street Navigator Securities
Lending Prime Portfolio (e)				14,290	14,290	14,290	14,290

U.S. Treasury Institutional Funds	0.4%
Dreyfus Treasury Cash
Management Institutional Shares				575	$575	575	$575

Total Investments at Market	108.9%		$80,738		$73,380		$154,118

Total Investments at Cost			$80,738		$73,380		$154,118

(a) On June 30, 2007, the fund owned the following restricted securities constituting 0.24% of net assets which may not be publicly sold without registration under the Securities Act of 1933. These securities are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trust’s Board of Trustees. Additional information on the securities is as follows:

City National Bank of New Jersey
Acquisition Date: March 14,2007
Cost $100
Unit Cost $1.00
Value: $100

Self Help Credit Union
Acquisition Date: March 14, 2007
Cost: $100
Unit Cost: $1.00
Value: $100

(b) Rule 144A Security
(c) Variable rate security. The rate presented represents the rate in effect at June 30, 2007.
(d) All or a portion of this security was on loan at June 30, 2007. The aggregate cost and market value of securities on loan at June 30, 2007 is $14,004 and $14,004 respectively.
(e) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SsgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents the investment of cash collateral received from securities lending activity.

Notes to Pro-Forma Financial Statements

1. BASIS OF COMBINATION: The unaudited Pro-Forma Statement of Assets and Liabilities, Pro-Forma Statement of Operations and Pro-Forma Schedule of Investments give effect to the proposed reorganization of the Citizens Money Market Fund (“Money Market Fund”) into the Sentinel U.S. Treasury Money Market Fund (“Treasury Fund”). The proposed reorganization will be accounted for by the method of accounting for tax-free reorganizations of investment companies. The reorganization provides for the transfer of the assets of the Money Market Fund into the Treasury. Treasury Fund will be the accounting survivor.

The pro-forma combined statements should be read in conjunction with the historical financial statements of the Money Market and Treasury Funds and the notes thereto incorporated by reference in the Registration Statement filed on Form N-14. The Money Market Fund and Treasury Fund are open-end management investment companies registered under the Investment Company Act of 1940, as amended.

2. PRO-FORMA ADJUSTMENTS: Statement specific pro-forma adjustments are listed at the end of each Pro-Forma Statement or Schedule.

3. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies followed by the acquirer, Treasury Fund, which are in conformity with accounting principles generally accepted in the United States of America.

A. USE OF ESTIMATES–The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

B. SECURITY VALUATION–Equity securities that are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when deemed appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is used for valuation purposes. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ board. The board has delegated this responsibility to a pricing committee, subject to its review and supervision. Short-term securities maturing in 60 days or less are valued at cost plus accrued interest earned, which approximates market value. Money market securities are valued at amortized cost, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

C. SECURITY TRANSACTIONS AND RELATED INCOME–Securities transactions are accounted for on the next business day following trade date (trade date plus one). Under certain circumstances, exceptions are made so that purchases and sales are booked on trade date. These exceptions include:

(1) when trades occur on a day that happens to coincide with the end of a quarterly financial reporting period; or
(2) on occasion, if Sentinel Administrative Services, Inc., the Funds’ administrator, believes significant price movements are deemed large enough to impact the calculation of the net asset value per share.

Interest income is recorded on the accrual basis, which includes the amortization of bond premiums on fixed-income securities. Dividend income is recorded on the ex-dividend date when verified by two independent sources and adjusted daily for foreign tax withholding, reclaims and currency fluctuations, when applicable. The cost of securities sold is determined, and realized gains and losses are computed, using the identified cost method. Market discount and original issue discount are accreted to income.

D. EXPENSES–Expenses that are specifically attributed to one of the Funds are charged to that Fund. Certain other expenses of the Funds are prorated among the Funds on the basis of relative daily net assets. Other common expenses of Sentinel Group Funds, Inc. are allocated among the Funds on the basis of relative daily net assets.

E. CLASSES–Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

F. DIVIDENDS AND DISTRIBUTIONS–The Funds declare and distribute net investment income, if any, daily, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for mortgage-backed securities, foreign currency transactions, and the reclassification of net investment losses to paid-in-capital.

G. PORTFOLIO RE-POSITIONING – The Reorganization will require the Money Market Fund to dispose of a material portion of its portfolio securities prior to the Reorganization due to non-conformance of those securities with the investment objectives, policies or limitations of the Treasury Fund, which is not expected to have a material tax impact. The Treasury Fund may experience temporary increased portfolio turnover as a result of re-positioning of the portfolio of securities it receives in the Reorganization, which may result in the realization of capital gains or losses. However, we cannot be certain of the impact of such re-positioning nor do we expect that such repositioning would affect a material percentage of the portfolio. In addition, the Treasury Fund will be subject to certain restrictions regarding the sale of portfolio securities it receives from the Money Market Fund for a limited period of time in connection with the Reorganization between classified as tax-free for U.S. federal income tax purposes.

Exhibit A

SENTINEL RESPONSIBLE INVESTING (SRI) CORE OPPORTUNITIES FUND
SENTINEL RESPONSIBLE INVESTING (SRI) EMERGING COMPANIES FUND

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies may not be changed without the approval of a majority of the outstanding shares. A vote of a majority of the outstanding shares for this purpose means the affirmative vote of the lesser of (1) 67% of shares present if more than 50% of the outstanding shares of the Fund are present in person or by proxy or (2) more than 50% of the outstanding shares of the Fund.

Each Fund’s principal investment objective is a fundamental investment policy and the additional fundamental investment policies are listed below. Each Fund may not:

  Borrow except from banks in an amount up to 5% of a Fund’s total assets for temporary or emergency purposes or to meet redemption requests that might otherwise require the untimely disposition of securities;
  Purchase securities on margin;
  Deal in real estate;
  Act as an underwriter of securities issued by others;
  Purchase from or sell to any officer, director or employee of the Corporation, the Advisor, SFSC or a subadvisor (or any of their officers or directors) any securities other than Fund shares;
  Invest in oil, gas or other mineral exploration or development programs or leases;
  Invest more than 5% of its net assets in warrants valued at the lower of cost or market, or more than 2% of its net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange;
  Invest for the purposes of exercising control or management; or
  Make short sales of securities.

Each Fund also:

  May not invest more than 25% of its assets in securities of companies within a single industry;
  May not make any investment inconsistent with the Fund’s classification as a diversified company under the Investment Company Act of 1940 (“1940 Act”);
  May not invest more than 15% of its net assets in illiquid securities; and
  May not invest more than 5% of its assets in a single issuer other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities.

For purposes of the Funds’ fundamental policy, “industry” is based on the Standard & Poor’s and Morgan Stanley Capital International’s Global Industry Classification Standards (“GICS”). Holdings in pooled investment vehicles, such as exchange-traded funds, or other securities that are not classified by GICS will be classified as the Advisor deems reasonable based on the primary characteristics of the security.

NON-FUNDAMENTAL INVESTMENT POLICIES

Non-fundamental investment policies are established and may be changed by the Board. The following are the Funds’ non-fundamental investment policies.

To the extent a Fund invests in these derivatives, it will observe the following limitations:

  It may not hold more than 5% of its total assets in the aggregate in options on individual securities, options on securities indices, and futures contracts.
  It will buy options on individual securities only to hedge underlying securities that are owned by the Fund, or to close out transactions in options written.
  It will sell options on individual securities only to generate additional income on securities that are owned by the Fund, or to close out transactions in options purchased.
  It will sell options on securities indices or futures on securities indices only to hedge portfolio risks, or to close out positions in such index options or futures that had previously been purchased. As such, a Fund shall not sell such index options or futures with aggregate notional amounts in excess of that Fund’s exposure to the market or sector covered by such index option or future.

  It will purchase options on securities indices or futures on securities indices only in anticipation of buying securities related to the index, or to close out positions in such index options or futures that the Fund had previously sold. In purchasing such index options or futures, it must set aside cash or short-term money market investments so as to ensure that the purchase of such index options or futures does not result in leveraging the Fund’s portfolio.

  It will enter into interest rate swap transactions and total return swaps on fixed income indices only in circumstances in which there is no leveraging of credit risk in the portfolio, or in which significant diversification or reduction of credit risk results.

  It will enter into default swaps on fixed-income securities only for the purpose of hedging credit risk on securities owned by the Fund, and will not take on additional credit risk through the use of default swaps.

  When entering into swap agreements, it will segregate cash or appropriate liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Fund will segregate only the amount of its net obligation, if any.

  When transacting in OTC derivatives involving counterparty risk, it will deal only with counterparties that meet appropriate credit guidelines, and will limit exposure to any counterparty so that the sum of the value of all portfolio securities held by the Fund of which the issuer is the counterparty or an affiliate of the counterparty, plus the exposure to the counterparty in respect of the OTC options, does not exceed 5% of the total assets of the Fund.

In addition, to comply with Subchapter M of the Code, at least 50% of each Fund’s total assets must be comprised of individual issues, each of which represents no more than 5% of such Fund’s total assets and not more than 10% of the issuer’s outstanding voting securities. Those issues which represent more than 5% of the Fund’s total assets must be limited in the aggregate to 50% of such Fund’s total assets, provided, however, that no more than 25% of the Fund’s total assets may be invested in any one issuer or in qualified publicly-traded partnerships.

Each of the Funds may invest up to 10% of its total assets in the securities of other investment companies, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company, unless it does so in reliance on a statutory exemption under the 1940 Act or related rules or SEC staff interpretations.

Each Fund may not have on loan at any given time securities representing more than 33-1/3% of its total assets. For the sole purpose of calculating this limit, loan collateral can be included as part of the Fund’s total assets, which means that a Fund could lend up to 50% of its total assets before the securities loan.

Each Fund may not invest in commodities or commodity contracts, except that a Fund may do so in accordance with applicable law and the Fund’s prospectus and statement of additional information, as they may be amended from time to time, and it can do so without registering as a commodity pool operator under the Commodity Exchange Act.

Each Fund may not issue senior securities to the extent such issuance would violate applicable law. The 1940 Act currently generally defines a “senior security” as any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends. With certain exceptions, the 1940 Act prohibits each Fund from issuing senior securities.

In addition, each Fund:

  May invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if the Fund’s investment advisor believes that adverse market or other conditions warrant; and

  May not invest more than 25% of its net assets in repurchase agreements.

Fundamental and non-fundamental investment policies are considered at the time that portfolio securities are purchased. If a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of the restriction.

PORTFOLIO MANAGERS

Portfolio Manager Compensation.
Advisor. All portfolio managers are compensated by a combination of fixed salaries and incentive compensation and, in certain circumstances, the portfolio managers may be guaranteed a minimum level of combined compensation. The fixed salary portion of compensation is generally based on comparative investment management industry data. Portfolio managers who manage more than one fund and/or also manage accounts for National Life and its affiliates have a pro rata share of their salaries based on the amount of assets managed for each area and each type of investment or fund. The determination of these allocations is in the best judgment of and at the discretion of the Advisor’s chief executive officer. Incentive compensation can be a significant portion of total compensation. Incentive compensation with respect to the management of the Funds is primarily based on pre-tax investment performance relative to Morningstar ratings and rankings. Relative results for the most recent 1-, 3- and 5-year periods are taken into account, with 25% based on the 1-year relative performance, 50% based on the 3-year relative performance, and 25% based on the 5-year relative performance. No incentive compensation is paid for performance below a 50% Morningstar percentile ranking. Because Mr. Kandel recently began managing at the Advisor, his performance compensation is allocated as follows until a 5-year performance record is established: 100% based on the 1-year relative performance in year one; 50% on the 1-year and 50% on the 2-year relative performance in year two; 25% on the 1-year relative performance, 50% on the 2-year relative performance and 25% on the 3-year relative performance in year three; and 25% on the 1-year relative performance, 50% on the 3-year relative performance and 25% on the 4-year relative performance in year four. Portfolio managers who also manage accounts for National Life and its affiliates are also eligible to receive incentive compensation based on the performance of those accounts as compared to specific fixed-income benchmarks.

A portion of the incentive compensation for each of the portfolio managers is deferred and invested in one or more publicly available Sentinel funds. In addition, for all portfolio managers, the Advisor and/or an affiliate contributes an amount equal to 20% of the aggregate amount of all incentive compensation for a particular year to a discretionary award pool. Payments from this pool are determined by the chief executive officers of the Advisor and National Life based on overall results for National Life and its affiliates, an evaluation of individual performance, and other factors they determine. For a limited period of time, Mr. Kandel also receives as additional compensation a portion of the advisory fees earned by the Advisor on the series he manages. Portfolio managers also participate in benefit plans and programs available generally to all employees of National Life and its affiliates. These include health, life and disability insurance, and a defined benefit pension plan.

Portfolio Managers’ Fund Ownership. As of ___________, 2007, Mr. Manion, the portfolio manager of the Sentinel Responsible Investing (SRI) Core Opportunities Fund, and Mr. Kandel, the portfolio manager of the Sentinel Responsible Investing (SRI) Emerging Companies Fund, did not own any shares of their respective Fund because the Funds had not yet commenced operation.

Portfolio Management Conflicts of Interest. In addition to managing the assets of one or more series of the Company, each portfolio manager may have responsibility for managing other client accounts of the Advisor. The manner in which the portfolio manager’s incentive compensation is weighted among the accounts managed may give a portfolio manager an incentive to allocate a particular investment opportunity to a product that has a greater weighting in determining his or her incentive compensation. The tables below show, for the portfolio manager(s) of each Fund, the number and asset size of the following types of accounts that he or she manages (if any): (1) SEC registered investment companies (or series thereof) other than the Company and (2) other accounts (e.g., accounts managed for individuals or organizations). The tables also show the number of performance based fee accounts for each category, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. Information is provided as of ___________, 2007. No portfolio manager managed pooled investment vehicles that are not registered investment companies.

Portfolio Managers’ Management of Registered Investment
Companies/Series Other Than the Funds

			Number of	Total Assets of
			Companies/	Companies/
	Number of		Series with	Series with
	Companies/		Performance-	Performance-
Portfolio Manager	Series	Total Assets	Based Fee	Based Fee
Paul Kandel		$____ million	None	None
Daniel J. Manion		$____ million	None	None

Portfolio Managers’ Management of Accounts
That Are Not Pooled Investment Vehicles

			Number of	Total Assets of
			Accounts with	Accounts with
	Number of		Performance-	Performance-
Portfolio Manager	Accounts	Total Assets	Based Fee	Based Fee
Paul Kandel		$____ million	None	None
Daniel J. Manion		$____ million	None	None

Conflicts of Interest. The Advisor is an indirect wholly owned subsidiary of National Life Holding Company. National Life, also an indirect wholly owned subsidiary of the National Life Holding Company, is in the business of marketing life insurance and annuity policies to the public. In the course of its business National Life maintains substantial investment portfolios for its own account, primarily in domestic fixed-income securities. Real, potential or apparent conflicts of interest may arise where the same investment opportunities are appropriate for a National Life portfolio or for the portfolios of other clients.

For the Advisor, conflicts of interest may arise particularly in cases where the same portfolio manager has day-to-day portfolio management responsibilities with respect to more than one Fund and/or other account. The Advisor has established procedures under which, when the Advisor recommends to a Fund the purchase of an issue that it may also recommend for other clients or for the portfolios of its affiliates, investment opportunities are allocated by a means which is fair. Generally investment opportunities are allocated to different investors for which a given investment opportunity is suitable on a pro rata basis. However, the allocation may be changed from pro rata where a good reason to do so exists, such as that the pro rata allocation would result in such small allocations to a particular investor that it is not cost effective or meaningful. For fixed-income investments, allocations are normally in proportion to cash available for investment in a particular opportunity, but an opportunity judged to be more suitable to a particular account than others may be allocated to such account. Over time the Advisor seeks to ensure that no Fund or other account is favored over others.

THE INVESTMENT ADVISOR

The Advisor provides general supervision of the Funds’ investments as well as certain administrative and related services. The Advisor is an indirect wholly owned subsidiary of the National Life Holding Company.

Under an investment advisory agreement with the Funds, each Fund pays the Advisor a monthly fee based on the annual rates shown below:

Advisory Fee Rate	Average Daily Net Assets
0.70%	First $500 million
0.65%	Next $300 million
0.60%	Next $200 million
0.50%	Next $1 billion
0.40%	In excess of $2 billion

The Board approved the advisory agreement with the Advisor on October 12, 2007. The initial shareholder of the Sentinel Responsible Investing (SRI) Core Opportunities Fund and Sentinel Responsible Investing (SRI) Emerging Companies Fund approved the advisory agreement with the Advisor on ________, 2007.

The advisory agreement must be approved annually with respect to each Fund by vote of the Board or by the vote of a majority of the outstanding voting securities of the applicable Fund, but in either event it must also be approved with respect to each Fund by a vote of a majority of the Independent Directors who are not parties to the contract, or interested persons, as defined in the 1940 Act, of any such party, cast in person at a meeting called for the purpose of voting on such approval. With respect to the submission of the Company’s advisory agreement to shareholders, such matters shall be deemed to be acted upon effectively with respect to a Fund if a majority of the outstanding voting securities of such Fund vote for approval of such matter, notwithstanding (A) that such matter has not been approved by a majority of the outstanding voting securities of any other Fund affected by such matter, and (B) that such matter has not been approved by a vote of a majority of the outstanding voting securities of the Company.

The advisory agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by the Board, or, with respect to a particular Fund, by a majority of the Fund’s outstanding voting securities on not more than 60 days’ written notice to the Advisor and by the Advisor on 60 days’ written notice to the Fund.

Sentinel Asset Management, Inc.

Proxy Voting Policies and Procedures For Sentinel Responsible Investing (SRI) Core Opportunities Fund,
and Sentinel Responsible Investing (SRI) Emerging Companies Fund
(January 2008)

Introduction

Sentinel Asset Management, Inc. (“SAM”) is a registered investment adviser with the U.S. Securities Exchange Commission (“SEC”) pursuant to the Investment Advisers Act of 1940, as amended (the “Advisers Act”). SAM provides investment advisory services to various clients, two of which are the Sentinel Responsible Investing (SRI) Core Opportunities Fund, and Sentinel Responsible Investing (SRI) Emerging Companies Fund (the “Funds”). SAM has the authority and discretion to vote proxy statements relating to the underlying securities that are held in the portfolios of the Funds. SAM has developed the following Proxy Voting Policies and Procedures (the “Procedures”) which it will apply in voting proxies with respect to securities held in the Funds, in order to ensure that SAM votes such proxies in the best interests of the Funds and their shareholders. SAM will follow a different set of proxy voting policies and procedures in voting proxies relating to securities held by clients other than the Funds.

Procedures for Voting Proxies

To help make sure that SAM votes Fund proxies in accordance with these Procedures, votes other client proxies in accordance with the procedures applicable to such other clients, and in the best interests of the Funds and other clients, SAM has established a Proxy Voting Committee (the “Committee”), which is responsible for overseeing SAM’s proxy voting process. The Committee consists of the following persons at SAM (i) the Chief Compliance Officer; (ii) one representative from the social research department; and (iii) one representative from the investment management department. The person representing each department on the Committee may change from time to time. The Committee will meet as necessary to help SAM fulfill its duties to vote proxies for clients, but in any event, will meet at least annually to discuss various proxy voting issues. The Committee will designate a chair who will be primarily responsible for coordinating the activities of the Committee. The initial chair will be the representative of the social research department. The chair also will be primarily responsible for dealing directly with any third party to whom SAM delegates its administrative duties with respect to voting proxies under these Procedures.

One of the main responsibilities of the Committee is to review and approve these Procedures on a yearly basis. These Procedures are usually reviewed during the fourth quarter of the calendar year and may also be reviewed at other times of the year, as necessary. When reviewing these Procedures, the Committee looks to see if these Procedures are designed to allow SAM to vote proxies in a manner consistent with the goals of voting in the best interests of the Funds and their shareholders, and maximizing the value of the underlying shares being voted by SAM. The Committee will also review these Procedures to make sure that they comply with any new rules promulgated by the SEC or other relevant regulatory bodies. After these Procedures are approved by the Committee, SAM will vote proxies on securities held in the Funds generally in accordance with these Procedures.

In order to facilitate the actual process of voting proxies, SAM has contractually delegated it administrative duties with respect to voting proxies to a third-party proxy voting agent (“the Agent”). Both the Agent and the Funds’ custodian monitor corporate events for SAM. SAM also gives an authorization and direction letter to the Funds’ custodian who then forwards the proxy statements to the Agent to vote the proxy. On approximately a weekly basis SAM will send the Agent an updated list of the security holdings in the Funds, so that the Agent can update its database and is aware of which proxies they will need to vote on behalf of the Funds. If needed, the Committee has access to these records.

SAM provides the Agent with these Procedures to use to analyze proxy statements on behalf of the Funds, and the Agent is instructed to vote those proxy statements on behalf of the Funds in accordance with these Procedures. After receiving proxy statements relating to securities held by the Funds, the Agent will review the proxy issue and vote them in accordance with these Procedures. When the Procedures state that a proxy issue will be decided on a case-by-case basis, the Agent will contact SAM. The Committee Chair, who may consult with the appropriate portfolio manager or analyst from the investment management department to the extent necessary, will look at the relevant facts and circumstances and research the issue to determine how the proxy should be voted, so that the proxy is voted in the best interests of the Funds and their shareholders and in accordance with the parameters described in these Procedures generally and specifically in the Proxy Voting Guidelines (the “Guidelines”) below.

If these Procedures do not address a particular proxy issue presented with respect to a Fund holding, the Agent will similarly contact SAM. The Committee chair will look at the relevant facts and circumstances and research the issue to determine how the proxy should be voted, so that the proxy is voted in the best interests of the Funds and their shareholders, and pursuant to the spirit of these Procedures. These Procedures may be updated to reflect the proxy issue, if appropriate. After a proxy has been voted, the Agent will create a record of the vote in order to help SAM comply with its duties listed under “Availability of Proxy Voting Records and Recordkeeping” below.

The Committee chair is responsible for overseeing the operations of the Agent in regards to Proxy voting for the Funds and will attempt to ensure that the Agent is voting proxies for the Funds pursuant to these Procedures. There may be times when SAM believes that the best interests of the Funds and their shareholders will be better served if SAM votes a proxy counter to the established proxy voting guidelines. In those cases, the Committee may review the research provided by the Agent on the particular issue, and it may also conduct its own research or solicit additional research from another third party on the issue. After gathering this information and possibly discussing the issue with other relevant parties, the Committee will use the information they have gathered to make a determination of how to vote on the issue in a manner which the Committee believes is consistent with these Procedures and in the best interests of the Funds and their shareholders. The Committee chair will notify the Agent how to vote in these instances.

SAM will attempt to process every vote for proxy statements which it or its Agent receives with respect to the Funds. However, there are situations in which SAM may not be able to process a proxy. For example, SAM may not be given enough time to process a vote because SAM or its Agent received a proxy statement in an untimely manner. SAM will make every effort to avoid a situation where it is unable to vote a proxy.

Company Management Recommendations

When determining whether to invest in a particular company for the Funds, one of the factors SAM may consider is the quality and depth of the company’s management. As a result, SAM believes that recommendations of management on any issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. Thus, on many issues, SAM votes are cast in accordance with the recommendations of the company’s management. However, SAM will normally vote shares held in the Funds against management’s position when it runs counter to the Guidelines, and SAM will also vote shares held in the Funds against management’s recommendation when such position is not in the best interests of the Funds and their shareholders.

Conflicts of Interest

As a matter of policy, the Committee and any other officers, directors, employees and affiliated persons of SAM will not be influenced by outside sources who have interests which conflict with the interests of the Funds when voting proxies for the Funds. However, in order to ensure that SAM votes proxies on securities held in the Funds in the best interests of the Funds and their shareholders, SAM has established the systems described below to properly deal with a material conflict of interest.

Almost all proxies that SAM receives on behalf of the Funds are voted by the Agent in accordance with these Procedures. As stated above, these Procedures are reviewed and approved by the Committee during the fourth quarter of the calendar year and at other necessary times, and the Procedures are then utilized by the Agent going forward to vote proxies on behalf of the Funds. The Committee approves these Procedures only after it has determined that these Procedures are designed to help SAM vote proxies on behalf of the Funds in a manner consistent with the goal of voting in the best interests of the Funds and their shareholders. Because the majority of Fund proxies are voted by the Agent pursuant to the pre-determined Procedures, SAM usually makes no actual determination of how to vote a particular proxy, and therefore, in these cases the proxy votes made on behalf of the Funds do not present a conflict of interest for SAM.

In the limited instances where SAM is considering voting a proxy contrary to the established proxy voting Guidelines, or if there are no guidelines, or if the matter is to be determined on a case-by-case basis the Committee chair will first assess the issue to see if he or she is aware of any possible conflict of interest involving SAM or an affiliated person of SAM. If there is no perceived conflict of interest, the Committee chair will then vote the proxy according to the process described in “Procedure for Voting Proxies” above. If the Committee chair has actual knowledge of a potential conflict of interest, the vote will be delegated to the Agent to vote in accordance with its general recommendations to its clients who seek its general recommendation on that vote.

Availability of Proxy Voting Information and Recordkeeping

SAM will also retain extensive records regarding proxy voting on behalf of the Funds. SAM will keep records of the following items: (i) these Procedures; (ii) proxy statements received regarding Funds’ securities (via hard copies held by the Agent or electronic filings from the SEC’s EDGAR filing system); (iii) records of votes cast on behalf of the Funds (via the Agent); and (iv) records of any Fund shareholder’s written request for information on how SAM voted proxies for a Fund, and any written response by SAM to an oral or written shareholder request for information on how SAM voted proxies for the Funds. These records will be maintained in an easily accessible place for at least five years from the end of the fiscal year during which the last entry was made on such record. For the first two years, such records will be stored at the offices of SAM.

Proxy Voting Guidelines

The following Guidelines give a general indication as to how SAM will vote shares held by the Funds. The Proxy Committee has reviewed the Guidelines and determined that voting proxies pursuant to the Guidelines should be in the best interests of the Funds and their shareholders and should facilitate the goal of maximizing the value of the Funds’ investments. Although SAM will usually vote proxies in accordance with these Guidelines, SAM reserves the right to vote certain issues counter to the Guidelines if, after a thorough review of the matter, SAM determines that the best interests of the Funds and their shareholders would be served by such a vote. Moreover, the list of Guidelines below is not exhaustive and does not include all potential voting issues. To the extent that the Guidelines do not cover potential voting issues, SAM will vote shares held by the Funds on such issues in a manner that is consistent with the spirit of the Guidelines below and that promotes the best interests of the Funds and their shareholders.

Proxy Voting Guidelines

SAM is committed to the financial interests of the Funds and their shareholders, which includes, with respect to the Funds, the responsibility of encouraging socially and environmentally responsible behavior at the companies in which the Funds invest. To achieve those goals, SAM votes proxies on behalf of the Funds according to the following Guidelines. In certain cases SAM may deviate from these Guidelines as a company’s particular situation demands.

Diversity

On behalf of the Funds and their shareholders, SAM supports initiatives to increase diversity on boards of directors and among upper management. Reasons to support these initiatives include the findings of a 2004 study of 353 Fortune 500 companies by Catalyst, which found that companies with the most diversity among senior company leadership significantly outperformed companies with little diversity in senior positions. According to data analyzed by Catalyst, companies with the most diversity had 35% higher return on equity and 34% higher total shareholder return than companies with little diversity. 1998 study by Hillman, Harris, Cannella and Bellinger, which found that S&P 500 companies with diversity had better shareholder returns with decreased risk to shareholders. The study also showed that companies with the most women and minority directors produced returns averaging 21% higher than companies with no diversity. Companies with higher levels of diversity allow them to better reflect and respond to a diverse customer base. Diversity at the top sends a clear signal to employees that the issue is of importance to the company; a move that coincides with improved employee morale and reduced turnover. Therefore, with respect to proxies on shares held in the Funds,

  SAM will SUPPORT proposals asking the board to include more women and minorities on the board of directors.

  SAM will SUPPORT proposals asking management to report on the company’s affirmative action policies, including the release of EEO-1 forms and statistical documentation of diversity at various positions in the company.

Equality Principles

  When voting proxies on shares held in the Funds, SAM will SUPPORT proposals that ask management to adopt a sexual orientation non-discrimination policy. When so voting, SAM will also support initiatives to provide spousal benefits to domestic partners regardless of sexual orientation, and to promote diversity and tolerance through company sponsored programs.

Animal Testing

SAM does not invest, on behalf of the Funds, in companies that conduct animal testing when not required by law. However, companies in which the Funds invest may have conducted animal testing in the past or are required to by law. With respect to proxies on shares held in the Funds,

  SAM will SUPPORT proposals asking companies to phase out or stop animal testing when not required by law.

  SAM will SUPPORT proposals asking management to develop animal welfare standards and report on those initiatives to shareholders.

Environment

CERES & Global Reporting Initiative (GRI)

The Coalition for Environmentally Responsible Economies (CERES) was formed in 1999 in response to the Exxon Valdez tanker spill in Alaska. The Coalition created a set of principles designed to serve as a guide for environmental stewardship. By endorsing the principles, a company commits itself to:

  Work towards a sustainable business model that conserves energy and natural resources and promotes environmental restoration;

  Clearly define goals and measures of progress;

  Report to the public the progress towards those goals in a CERES Report format.

The Global Reporting Initiative (GRI) is a multi-stakeholder process and independent institution whose mission is to develop and disseminate globally applicable Sustainability Reporting Guidelines. These guidelines are for voluntary use by organizations for reporting on the economic, environmental, and social dimensions of their activities, products, and services. Investors, companies and stakeholders use this information to measure performance, benchmark against peers and evaluate risks. With respect to proxies on shares held in the Funds,

  SAM will SUPPORT proposals asking management to endorse the CERES Principles.

  SAM will SUPPORT proposals asking management to issue a sustainability reporting using the Global Reporting Initiative (GRI) guidelines.

Emissions of Pollutants

With respect to proxies on shares held in the Funds,

  SAM will SUPPORT proposals that ask management to control reduce or minimize emissions of pollutants into the air, water and soil.

  SAM will SUPPORT proposals that ask management to review alternative energy resources, such as solar or wind power.

Safer Chemicals and Substitution Policies

Companies face increased risks of market exclusion, damage to their reputations, interrupted supply chains and costly litigation due to rising public awareness and concern about the safety of toxic chemicals in consumer products. Companies have responded to the concerns of governments, shareholders and consumers in recent years by halting the sale and production of products containing mercury, polyvinylchloride (PVC) and other toxic chemicals. With respect to proxies on shares held in the Funds,

  SAM will SUPPORT proposals that ask companies to phase out specific toxic chemicals where safe alternatives are available, report on their progress in doing so or on the feasibility of doing so.

  SAM will SUPPORT proposals that ask companies to reformulate products globally to meet the most stringent national or regional standards for toxic chemicals applicable to those products.

Hazards at Facilities

Companies have a responsibility to inform members in the community about potential environmental health or safety risks posed by substances used at company facilities. Shareholders have asked companies to provide this information in a report to the community. With respect to proxies on shares held in the Funds,

  SAM will SUPPORT proposals that ask companies to report on hazards posed by manufacturing facilities.

Take Action on Climate Change

Over the past one hundred years, the atmospheric concentration of carbon dioxide increased from 280 parts per million to 365 parts per million. Scientists expect that number to increase to 560 parts per million in the next 50 years, with the effect of bigger more severe storms, more frequent droughts and increased smog and other natural disasters. Signatories of the Kyoto Protocol in 1997 agreed to reduce carbon dioxide to 7% below 1990 levels. Since 1997, many companies have been asked to report or take action on climate change as proposed in the Kyoto agreement. With respect to proxies on shares held in the Funds,

  SAM will SUPPORT proposals that ask management to report or take action on climate change.

Genetically Engineered Products

There is growing concern that genetically engineered products may pose serious health risks to humans, animals and the environment. Many investors are concerned that adverse effects on people or the environment by these genetically engineered products may produce significant liabilities for a company. With respect to proxies on shares held in the Funds,

  SAM will SUPPORT proposals asking management to label, or restrict or phase out sales of genetically engineered products.

  SAM will SUPPORT initiatives asking companies to report on the financial risks of production and consumption of genetically engineered products, or the risks of halting or restricting their production.

Human Rights

In efforts to reduce product costs, many companies make or import their products from factories in low-wage, developing countries that either do not have rigorous comprehensive labor or environmental codes or do not enforce them. As a result, numerous reports have surfaced about deplorable working conditions, also known as “sweatshops.” Many organizations have asked companies to adopt codes of conduct to address this issue, and hire independent monitoring groups to ensure the implementation of those codes at both company and sub-contractor factories. With respect to proxies on shares held in the Funds,

  SAM will SUPPORT proposals that ask management to report on global company or contractor labor standards.

  SAM will SUPPORT proposals asking management to adopt codes of conduct based on International Labor Organization (ILO) core labor conventions or other labor standards.

  SAM will SUPPORT proposals that ask management to use independent third party monitoring to ensure compliance with International Labor Organization (ILO) standards.

Operations in Mexico

In 1965, the Mexican government created the maquiladora program to combat high unemployment in northern Mexico. U.S. companies have moved many manufacturing operations to the area to lower their costs, which has been beneficial for many Mexicans and Americans in the form of jobs and affordable goods. However, critics say the development has come at the cost of worker safety, environmental pollution and low wages. Therefore, with respect to proxies on shares held in the Funds,

  SAM will SUPPORT proposals that ask management to report on or review operations in Mexico, or adopt labor standards for operations in Mexico.

Operations in Burma

The SPCD, the ruling military government in Burma (also known as Myanmar), has been accused of gross human rights violations in the deaths of over 10,000 civilians following political unrest. International human rights groups have also found evidence of extra-judicial killings, rape and use of forced labor in enforcing a cease fire between various ethnic groups. The international community has heeded the call by the National Coalition Government of the Union of Burma, a government-in-exile, for economic sanctions against the country and the ruling military regime.

Although SAM will usually avoid investing, on behalf of the Funds, in companies with operations in Burma, there may be exceptions for humanitarian products and services, such as food and medicines. We will follow these guidelines for proposals related to Burma, with respect to proxies on shares held in the Funds:

  SAM will SUPPORT proposals asking the company to cut financial or business ties to the ruling military regime. We will also support resolutions that ask management to suspend all operations in Burma.

  SAM will SUPPORT proposals that ask management to report on operations in Burma.

  SAM will SUPPORT proposals that ask management to use no contractors in or source products from Burma.

China

As an emerging economic power, China manufactures many products for companies in nations around the world. Human rights groups are concerned about working conditions in China, including the possible use of forced or slave labor to produce goods. The Chinese government says prisons are designed to maintain social order and produce goods for the economy, but the goods in those prisons are not exported outside of China. With respect to proxies on shares held in the Funds,

  SAM will SUPPORT proposals that ask management to certify that company operations in China are conducted free of forced or slave labor.

  SAM will SUPPORT proposals asking management to implement and/or increase activity on each of the principles of the U.S. Business Principles for Human Rights of Workers in China.

Tobacco

SAM does not invest, on behalf of the Funds, in companies that are involved in the production of tobacco, but this does not include media companies that may accept advertising revenue from tobacco companies. The promotion of tobacco products, particularly when they are targeted at children, may be counter to the best interests of the Funds and their shareholders. Additionally, second-hand smoke can pose health risks in the work environment. With respect to proxies on shares held in the Funds,

  SAM will SUPPORT proposals to sever the company’s links to the tobacco industry.

  SAM will SUPPORT proposals asking companies to report on or adopt ethical criteria for accepting tobacco advertising.

  SAM will SUPPORT proposals asking companies to adopt no-smoking policies for facilities or places of business.

Non-Partisanship and Political Contributions

In recent years, companies have faced scrutiny and criticism for political contributions to major political parties and candidates. There is a perception that companies consistently making large contributions are buying influence and unduly affecting the democratic process. With respect to proxies on shares held in the Funds,

  SAM will SUPPORT proposals asking companies to affirm political non-partisanship.

  SAM will SUPPORT proposals that ask companies to increase disclosure of political or political action committee contributions.

  SAM will SUPPORT proposals asking companies to disclose their policies and history of soft dollar contributions. However, SAM will oppose such proposals if the company contributed $20,000 or less during the most recent federal election cycle.

Board of Directors

Boards may be most effective when they include people from diverse backgrounds who are independent from management. This is the most effective way for the board to represent shareholders’ interests. When voting proxies on shares held by the Funds, SAM defines directors as independent when the following criteria are met:

1.	Director is not a current or former employee of the company.

2.	Director is not an employee of a significant supplier or customer of the company.

3.	Director is not in an interlocking relationship, where an executive sits on the board of another company that employs the first director.

4.	Director is not a member of an entity that is one of the company’s paid consultants or advisors.

5.	Director does not have a personal contract with the company or one of its affiliates or subsidiaries.

6.	Director does not have any other personal, professional or financial relationship with any executives of the company that would impair the objectivity of the board member’s independent judgment.

SAM votes shares held by the Funds in the election of directors according to the following guidelines to encourage accountability, independence and diversity on the board of directors of a company:

  SAM will normally WITHHOLD votes from a slate of board nominees if the slate does not include any women or minorities.

  SAM will WITHHOLD votes from all directors if less then 50% of directors are independent. Similarly, we withhold votes from all directors if less than 100% of each committee’s membership is composed of independent directors. SAM considers the audit, compensation and nominating committees to be key committees.

  SAM will WITHHOLD votes from members of the audit committee if non-audit fees to the company independent accountant exceed 25% of aggregate fees. We believe that the objectivity and independence of the auditor is compromised when a large percentage of fees are obtained from non-audit services.

  SAM will WITHHOLD votes from all director nominees if the company does not ask for shareholder approval of the company’s auditor.

  SAM will WITHHOLD votes from individual directors if they attend less than 75% of board and committee meetings. We believe each director should devote the time necessary to effectively perform his or her duties as a director.

  SAM will WITHHOLD votes from individual directors if they are retired from active employment and serve on the boards of five (5) or more companies, or if they are actively employed and serve on the boards of two (2) or more companies.

  SAM will WITHHOLD votes from all directors if the board has a classified structure. Classified, or staggered, boards have members who are usually elected every three years with one third of the directors standing for election each year.

      Board of Directors – Related Proposals

      With respect to proxies on shares held in the Funds,

  SAM will SUPPORT proposals to increase diversity and allow union and employee board representation.

  SAM will SUPPORT proposals to remove classified boards and OPPOSE proposals to instate them. Classified boards can present an impediment to free market control, as it may serve as a form of anti-takeover defense. SAM believes the annual election of directors make them more accountable to shareholders.

  SAM will generally SUPPORT proposals to separate the positions of Chairperson and Chief Executive Officer. Similarly, SAM will generally SUPPORT proposals asking the Chair to be an independent director.

  SAM will SUPPORT proposals seeking to increase board independence and committee independence directors on the board and on each committee.

  SAM will SUPPORT proposals that seek to limit director liability. Recent trends indicate a rise in the number of suits filed against company executives. While directors should be held accountable for their actions, they should be protected from decisions made in good faith.

  SAM will OPPOSE proposals requiring minimum stock ownership if 1,000 more shares or more are required of each director.

  SAM will generally SUPPORT proposals seeking to institute cumulative voting in the election of directors. The idea of cumulative voting is to provide minority shareholders with a greater chance of having a representative on the board of directors.

  SAM will generally SUPPORT proposal requiring that director nominees receive at least 50% of the vote to be elected to the board of directors. Since many corporate board elections are uncontested, a vote of less than 50% shows a significant lack of shareholder confidence in the nominee.

Auditors

With respect to proxies on shares held in the Funds,

  SAM will OPPOSE the approval or ratification of the auditor if 25% or more of the aggregate fees are for non-audit services.

  SAM will examine the fees paid to the independent auditor, as disclosed in the company proxy statement, to determine the ratio of non-audit fees to the aggregate fees. The objectivity and independence of the auditor may be compromised when a large percentage of fees are obtained from non-audit services.

Ownership and Corporate Defenses

On occasion, shareholders are asked to increase or decrease the number of shares authorized for issuance. SAM is mindful of the effects of these actions, and the rationale of the management for instituting the changes. The authorization of more shares presents management with potential takeover defenses, such as issuing stock to parties friendly to management. Therefore, with respect to proxies on shares held in the Funds,

  SAM will OPPOSE management proposals to increase authorized common stock if the proposed increase is not intended to effect a merger, stock split, re-capitalization or other reorganization.

  SAM will consider proposals to approve common stock, preferred stock or stock warrant issues on a case-by-case basis.

  SAM will OPPOSE management proposals to authorize or increase blank check preferred stock, when the board asks for the unlimited right to set the terms and conditions for the stock and may issue it for anti-takeover purposes without shareholder approval.

  SAM will OPPOSE management proposals to eliminate preemptive rights.

Corporate Restructuring

SAM looks at all mergers and other corporate actions on a case-by-case basis. With respect to proxies on shares held in the Funds, SAM evaluates mergers by looking at the financial impact on the Funds and at the social implications to stakeholders.

Corporate Takeover Defenses

Greenmail provisions are designed to thwart hostile takeover attempts. The company being targeted for takeover, in an effort to maintain control, offers a premium on shares owned by the hostile potential buyers. SAM believes this practice is not fair to shareholders, as one party receives a premium not available to other shareholders. Anti-greenmail provisions in corporate charters act to discourage firms from raiding and bullying a company in hopes of obtaining a short-term gain.

  SAM will SUPPORT anti-greenmail provisions, and OPPOSE the payment of greenmail.

Shareholder rights plans, commonly known as “Poison Pills” are one of the most popular types of corporate defense mechanisms. Shareholders are given rights to purchase shares at a deep discount in certain circumstances, such as when a hostile third party buys a certain percentage of the company’s outstanding stock. When that percentage is achieved, the plan is triggered and shareholders are able to buy stock at a discount price. The practice effectively kills the takeover bid, as the voting power of the hostile party is diluted. Critics say these poison pill plans give directors strong powers to reject offers or discourage them altogether, which may not be in the best interest of shareholders. Therefore, with respect to proxies on shares held in the Funds,

  SAM will SUPPORT resolutions to redeem shareholder rights plans.

  SAM will OPPOSE the adoption of a shareholder rights plan.

Shareholder Issues

With respect to proxies on shares held in the Funds,

  SAM will SUPPORT shareholders’ rights to call a special meeting, act by written consent and maintain the right to have in-person annual meetings.

  SAM will SUPPORT proposals that ask management to rotate the annual meeting location, as a means of providing greater shareholder access to the company.

  SAM will SUPPORT proposals to eliminate super-majority vote requirements to approve mergers, and OPPOSE proposals to establish super-majority vote requirements for mergers. SAM will support proposals to eliminate super-majority vote requirements (lock-in) to change bylaw or charter provisions. Conversely,  SAM will OPPOSE proposals to establish those super- majority requirements.

  SAM will SUPPORT proposals asking the company to consider factors other that the interests of the shareholders in assessing a merger or takeover bid.

Executive Compensation

A properly planned and executed compensation program can have the effect of providing incentive to employees and executives critical to the long-term health of the company. Such a properly implemented program will also align the goals and reward of employees with those of stockholders. A comprehensive and well-designed compensation program of stock, salary and bonus components that is clearly understood by all parties can effectively achieve that goal.

Mindful that such compensation should not harm shareholders while enriching executives and employees, SAM follows the following guidelines on the various forms of compensation, in voting shares held in the Funds:

  SAM will OPPOSE the approval of the stock option, stock award and stock purchase plans if the overall dilution of all company plans on outstanding shares is greater that 10%. Additionally, SAM will OPPOSE a plan if it has an automatic replenishment feature to add a specified number of percentage of shares for an award each year.

  SAM will OPPOSE the approval of stock option, stock award and stock purchase plans if the plans grant the administering committee the authority to reprice or replace underwater options to grant reload options, or to accelerate the vesting requirements of outstanding options. SAM will also OPPOSE stock option plans with minimum vesting requirements of less than two years.

  SAM will OPPOSE the approval of a stock option plan if the options are prices at less than 100% of fair market value of the underlying shares on the date of the grant.

  In general, SAM will OPPOSE shareholders proposals that seek to limit executive compensation to an absolute dollar amount. SAM will evaluate other shareholder proposals that see to limit executive compensation on a case by case basis.

Part C

Item 15. Indemnification

See the Articles of Amendment and Restatement of the Registrant, incorporated by reference to Exhibit (1) to this Registration Statement.

See the Amended and Restated Bylaws incorporated by reference to Exhibit (2) to this Registration Statement.

The investment advisory agreements incorporated by reference to Exhibit (6) to this Registration Statement provide that in the absence of willful malfeasance, bad faith, gross negligence or reckless disregard of the obligations or duties thereunder on the part of the Advisor, the Advisor shall not be liable to the Registrant or to any shareholder of the Registrant for any act or omission in the course of, or connected with rendering services thereunder or for any losses that may be sustained in the purchase, holding or selling of any security.

In addition, the Registrant maintains a directors and officers liability insurance policy with maximum coverage of $15 million under which the directors and officers of the Registrant are insureds.

The Registrant also has agreed pursuant to indemnification agreements (each an "Indemnification Agreement") to indemnify, and advance expenses to, each "Disinterested Director" (as defined in each Indemnification Agreement), if he or she is or is threatened to be made a party to a Proceeding (as defined in each Indemnification Agreement). In accordance with the terms of each Indemnification Agreement, the Registrant shall indemnify any applicable Disinterested Directors for and against any and all judgments, penalties, fines and amounts paid in settlement, and all expenses actually and reasonably incurred by the applicable director or on his or her behalf in connection with a Proceeding, to the maximum extent permitted by Maryland law and to the extent not expressly prohibited by applicable federal securities law and regulations (including without limitation Section 17(h) of the Investment Company Act, and regulations or rules issued with respect thereto by the U.S. Securities Exchange Commission), in effect as of the date of the applicable Indemnification Agreement or at the time of the request for indemnification, whichever affords greater rights of indemnification to the indemnitee, including any additional indemnification permitted by Section 2-418(g) of the Maryland General Corporation Law. The Registrant also shall indemnify a Disinterested Director for and against all expenses actually and reasonably incurred by such Disinterested Director or on his or her behalf in connection with any Proceeding to which the indemnitee is or is threatened to be made a witness but not a party, within fifteen (15) days after receipt by the Registrant of each statement of expenses from the indemnitee. Under the Indemnification Agreement, the Registrant shall not be liable for indemnification in connection with: (i) any monetary settlement by or judgment against a Disinterested Director for insider trading or disgorgement of profits by such Disinterested Director pursuant to Section 16(b) of the Securities Exchange Act of 1934; or (ii) any liability to the Registrant or its shareholders with respect to a Proceeding (other than a Proceeding under Section 7(a) of the Indemnification Agreement), to which such Disinterested Director otherwise would be subject by reason of such Disinterested Director having engaged in certain Disabling Conduct (as defined in the Indemnification Agreement). Insofar as indemnification for liabilities arising under the Securities Act, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and therefore is unenforceable. In the event that a claim for indemnification against such liabilities (other than for expenses paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, unless the matter has been settled by controlling precedent in the opinion of its counsel, will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

1. (a) Articles of Amendment and Restatement effective February 2, 2006 (7)
1. (b) Articles of Correction effective March 15, 2006 (6)
1. (c) Articles Supplementary (increasing HY Bond Fund Class A shares and deleting Tax-Free Income Class B shares) effective March 15, 2006 (6)
1. (d) Articles Supplementary (adding Growth Leaders Fund) effective March 15, 2006 (6)
1. (e) Articles Supplementary (adding Capital Growth Fund) effective March 15, 2006 (6)
1. (f) Certificate of Correction effective May 24, 2006 (8)
1. (g) Articles Supplementary (adding Class C shares - Government Securities and Short Maturity Government Fund) effective June 1, 2006 (8)
1. (h) Articles Supplementary (eliminating the New York Tax-Free Income and Tax-Free Income Funds) effective December 15, 2006 (9)
1. (I) Articles Supplementary (adding Class I shares to Common Stock and Government Securities Funds) effective March 30, 2007 (10)
1. (j) Articles Supplementary (adding the Georgia Municipal Bond Fund) effective March 30, 2007 (10)
1. (k) Articles Supplementary (adding the Mid Cap Value Fund) effective March 30, 2007 (10)
1. (l) Articles Supplementary (adding Class I shares to Balanced, Capital Growth, Growth Leaders, International Equity and Mid Cap Growth Funds) (12)
1. (m) Articles Supplementary (adding Small/Mid Cap Fund) (12)
1. (n) Certificate of Correction effective July 23, 2007(I shares) (12)
1. (o) Certificate of Correction effective July 23, 2007 (Small/Mid Cap Fund) (12)
1. (p) Articles Supplementary (adding the Sentinel Responsible Investing (SRI) Emerging Companies and Sentinel Responsible Investing (SRI) Core Opportunities funds ) effective November 13, 2007 (13)
2. Amended and Restated By-Laws of the Registrant (7)
3. Inapplicable
4. Agreement and Plan of Reorganization dated November 9, 2007 (14)
5. (a) Form of Share Certificate (5)
5. (b) New Form of Share Certificate (5)
6. (a) Amended and Restated Investment Advisory agreement between Registrant and Sentinel Asset Management, Inc. dated August 15, 2007 (12)
7. (a) Distribution Agreement between the Registrant and Sentinel Financial Services Company (“SFSC”), dated as of March 1, 1993 (2)
7. (b) Form of Dealer Agreement (7)
8. (a) Registrant has provided health care and insurance benefits to certain retirees
8. (b) National Life Insurance Company 401(k) Plan (Chief Compliance Officer) (10)
8. (c) National Life Insurance Company Pension Plan (Chief Compliance Officer) (10)
8 (d) National Life Insurance Company Supplemental Pension Plan (Chief Compliance Officer) (10)
9. Custody agreement between Registrant, Sentinel Variable Products Trust; and State Street Bank and Trust Company, effective October 1, 2000 (4)
10. (a) Class A Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. (3)
10. (b) Amended Plan pursuant to Rule 18f-3 under the 1940 Act. (13)
11. Opinion and Consent of Counsel (14)
12. Opinion and Consent of Counsel on Tax Matters*

13. (a) Form of Fee Agreement between Registrant, on behalf of the Sentinel Responsible Investing (SRI) Core Opportunities Fund, and Sentinel Asset Management, Inc. dated ___________, 2008 (13)
13. (b) Fund Services Agreement between Sentinel Group Funds, Inc. and Sentinel Administrative Services, Inc. dated March 1, 1993 (2)
14. (a) Consent of Independent Registered Public Accounting Firm (PwC – New York)
14. (b) Consent of Independent Registered Public Accounting Firm (PwC- Columbus)
15. Inapplicable
16. Power of Attorney (11)

____________________

*To be filed by post-effective amendment.
(1) Incorporated by reference to the Post-Effective Amendment No 77 to the Registration Statement filed on Form N-1A on March 28, 1997
(2) Incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement filed on Form N-1A on March 30, 2000.
(3) Incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement filed on Form N-1A on December 30, 2004.
(4) Incorporated by reference to Post-Effective Amendment No. 103 to the Registration Statement filed on Form N-1A on September 29, 2005.
(5) Incorporated by reference to Post Effective Amendment No. 106 to the Registration Statement filed on Form N-1A on December 23, 2005.
(6) Incorporated by reference to Post Effective Amendment No. 107 to the Registration Statement filed on Form N-1A on March 17, 2006.
(7) Incorporated by reference to Post Effective Amendment No. 109 to the Registration Statement filed on Form N-1A on March 30, 2006.
(8) Incorporated by reference to Post Effective Amendment No. 110 to the Registration Statement filed on Form N-1A on June 1, 2006.
(9) Incorporated by reference to the Registration Statement filed on Form N-14 on December 18, 2006.
(10) Incorporated by reference to Post Effective Amendment No. 112 to the Registration Statement filed on Form N-1A on March 30, 2007.
(11) Incorporated by reference to the Post Effective Amendment No. 115 to the Registration Statement filed on Form N-1A on June 28, 2007
(12) Incorporated by reference to Post Effective Amendment No. 117 to the Registration Statement filed on Form N-1A on August 27, 2007.
(13) Incorporated by reference to the Post Effective Amendment No. 118 to the Registration Statement filed on form N-1A on November 13, 2007
(14) Incorporated by reference to the Registration Statement filed on Form N-14 on November 14, 2007

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) Pursuant to the requirements of Form N-14, the undersigned Registrant undertakes to file, by post-effective amendment to the Registration Statement, an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus that is part of the Registration Statement within a reasonable time after receipt of such opinion.

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Montpelier and State of Vermont, on the 12th day of December, 2007.

SENTINEL GROUP FUNDS, INC.
(Registrant)

By:	/s/ Christian W. Thwaites
Christian W. Thwaites
President & Chief Executive Officer

As required by the Securities Act, this Registration Statement has been signed by the following persons in the capacities on the date indicated.

Signature	Title	Date
/s/ Christian W. Thwaites
Christian W. Thwaites	President (Chief Executive Officer) and Director	December 12, 2007

/s/ Thomas P. Malone
Thomas P. Malone	Vice President and Treasurer	December 12, 2007
(Principal Financial and Accounting Officer)

/s/ Thomas H. MacLeay
Thomas H. MacLeay	Director (Chair)	December 12, 2007

John D. Feerick*	Director	December 12, 2007

Keniston P. Merrill*	Director	December 12, 2007

Deborah G. Miller*	Director	December 12, 2007

John Raisian*	Director	December 12, 2007

Nancy L. Rose*	Director	December 12, 2007

Richard H. Showalter, Jr.*	Director	December 12, 2007

Susan M. Sterne*	Director	December 12, 2007

Angela E. Vallot*	Director	December 12, 2007

*Kerry A. Jung signs this document pursuant to the power of attorney filed with Post-Effective Amendment No. 115 to the Registration Statement on Form N-1A filed on June 28, 2007.

/s/ Kerry A. Jung
Kerry A. Jung

Exhibit Index

Exhibit Number		Exhibit
14	. (a)	Consent of Independent Registered Public Accounting Firm (PwC – New York)
14	. (b)	Consent of Independent Registered Public Accounting Firm (PwC- Columbus)